UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-04906

Dreyfus State Municipal Bond Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	04/30
Date of reporting period:	04/30/18

FORM N-CSR

Item 1.                        Reports to Stockholders.

Dreyfus State Municipal Bond Funds, Dreyfus Connecticut Fund

ANNUAL REPORT April 30, 2018

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR  MORE  INFORMATION

Back Cover

Dreyfus State Municipal Bond Funds, Dreyfus Connecticut Fund	The Fund

A LETTER FROM THE PRESIDENT OF DREYFUS

Dear Shareholder:

We are pleased to present this annual report for Dreyfus State Municipal Bond Funds, Dreyfus Connecticut Fund, covering the 12-month period from May 1, 2017 through April 30, 2018. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Heightened volatility has returned to the financial markets. After a period of unusually mild price swings in 2017, inflation concerns, geopolitical tensions and potential trade disputes caused volatility to increase substantially over the opening months of 2018. As a result, U.S. stocks and bonds either produced flat returns or lost a degree of value over the first four months of the year.

Yet, for the 12-month reporting period overall, stocks across all capitalization ranges posted double-digit returns on the strength of rising corporate earnings, improving global economic conditions, and the passage of tax reform legislation and other government policy reforms. Bonds fared less well over the same time frame, with corporate-backed securities eking out modestly positive total returns while U.S. government securities produced mild losses.

In our judgment, underlying market fundamentals remain strong, characterized by sustained economic growth, a robust labor market and strong consumer and business confidence. We expect these favorable conditions to persist, but we remain aware of economic and political developments that could negatively affect the markets. As always, we encourage you to discuss the risks and opportunities of today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee Laroche-Morris
President
The Dreyfus Corporation
May 15, 2018

2

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from May 1, 2017 through April 30, 2018, as provided by Daniel Barton and Jeffrey Burger, Portfolio Managers

Market and Fund Performance Overview

For the 12-month period ended April 30, 2018, Class A shares of Dreyfus Connecticut Fund, a series of Dreyfus State Municipal Bond Funds, produced a total return of -0.24%, Class C shares returned
-1.02%, Class I shares returned 0.00%, Class Y shares returned 0.03%, and Class Z shares returned 0.07%.1 In comparison, the Bloomberg Barclays U.S. Municipal Bond Index (the “Index”), the fund’s benchmark index, which is comprised of bonds issued nationally and not solely within Connecticut, achieved a total return of 1.56% for the same period.2

Municipal bonds during the reporting period encountered bouts of volatility stemming from rising interest rates and shifting supply-and-demand dynamics in the municipal securities market. The fund underperformed the Index, mainly due to the underperformance of Connecticut municipal bonds compared to national averages.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax and from Connecticut state income tax, without undue risk. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds that provide income exempt from federal and Connecticut state income taxes. The fund invests at least 70% of its assets in municipal bonds rated, at the time of purchase, investment grade (Baa/BBB or higher) or the unrated equivalent as determined by The Dreyfus Corporation (“Dreyfus”). For additional yield, the fund may invest up to 30% of its assets in municipal bonds rated below investment grade (“high yield” or “junk” bonds) or the unrated equivalent as determined by Dreyfus. The dollar-weighted average maturity of the fund’s portfolio normally exceeds 10 years, but the fund may invest without regard to maturity.

The portfolio managers focus on identifying undervalued sectors and securities and minimize the use of interest-rate forecasting. The portfolio managers select municipal bonds for the fund’s portfolio by using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market; and actively trading among various sectors, such as the pre-refunded, general obligation and revenue, based on their apparent relative values. The fund seeks to invest in several of these sectors.

Supply-and-Demand Dynamics Drove Municipal Bonds

Municipal bonds fared well early in the reporting period when a light supply of newly issued bonds was met with solid investor demand. However, in the fall of 2017, the market experienced bouts of volatility amid uncertainty surrounding federal tax reform. Issuers rushed to market before year-end 2017 with a flood of new bonds in reaction to proposals to limit the tax exemption for bonds issued for advanced refunding and private activity purposes. This issuance was met, however, with robust demand from investors worried that the proposals might limit their tax-exempt investment opportunities in the future.

Despite a dearth of new issuance at the start of 2018, heightened market volatility continued through the opening months of the year when lower corporate tax rates dampened demand from banks and insurance companies. Investors also grew concerned that short-term interest rates might climb more than previously expected in an environment of accelerating inflation and ballooning federal budget deficits. The market generally stabilized in March 2018 when inflation fears eased, but municipal bonds continued to lose value in April 2018 around tax time.

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

Yields climbed especially sharply among short-term securities, causing yield differences to narrow along the market’s maturity spectrum. Lower-rated municipal bonds typically outperformed their higher-quality counterparts over the reporting period.

Although credit conditions have remained sound for most issuers, Connecticut has struggled with lower-than-expected tax receipts and heavy pension funding shortfalls that resulted in credit-rating downgrades of the state’s debt.

Connecticut Bonds Underperformed National Averages

The fund’s relative performance was undermined by its focus on lagging Connecticut bonds. Results also were constrained by overweighted exposure to bonds with maturities in the 6- to 10-year range as well as holdings of bonds backed by Puerto Rico’s settlement with U.S. tobacco companies.

The fund achieved better results from other strategies, including underweighted exposure to securities with 10- to 15-year maturities. An emphasis on higher-yielding revenue-backed bonds and a commensurately underweighted position in general obligation bonds also proved beneficial. Results were particularly favorable from overweighted positions in bonds backed by hospitals and education facilities. The fund’s market-neutral average duration had no material impact on relative performance.

A Constructive Investment Posture

While sharply lower corporate tax rates could continue to weigh on demand for municipal bonds from institutional investors, modestly lower personal tax rates seem unlikely to affect demand from individual investors, and the elimination of tax advantages for states’ and municipalities’ advance refunding activities should create favorable supply-and-demand dynamics. In addition, municipal bonds historically have been less sensitive than U.S. Treasury securities to rising interest rates. Therefore, we have maintained a constructive investment posture, including an emphasis on higher-yielding securities such as lower-rated revenue bonds.

May 15, 2018

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class I, Class Y, and Class Z shares are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are taxable.

2 Source: Lipper Inc. — The Bloomberg Barclays U.S. Municipal Bond Index covers the U.S.-dollar-denominated long-term, tax-exempt bond market. Investors cannot invest directly in any index.

Bonds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal bonds. Other factors include the general conditions of the municipal bond market, the size of the particular offering, the maturity of the obligation, and the rating of the issue. Changes in economic, business, or political conditions relating to a particular municipal project, municipality, or state in which the fund invests may have an impact on the fund’s share price.

4

FUND PERFORMANCE (Unaudited)

Comparison of change in value of $10,000 investment in Dreyfus State Municipal Bond Funds, Dreyfus Connecticut Fund Class A shares, Class C shares, Class I shares, Class Y shares and Class Z shares and the Bloomberg Barclays U.S. Municipal Bond Index (the “Index”).

† Source: Lipper Inc.

†† The total return figures presented for Class I shares of the fund reflect the performance of the fund’s Class A shares for the period prior to 12/15/08 (the inception date for Class I shares), not reflecting the applicable sales load for Class A shares.

The total return figures presented for Class Y shares of the fund reflect the performance of the fund’s Class A shares for the period prior to 9/3/13 (the inception date for Class Y shares), not reflecting the applicable sales load for Class A shares.

Past performance is not predictive of future performance.

The above graph compares a $10,000 investment made in each of the Class A, Class C, Class I, Class Y and Class Z shares of Dreyfus State Municipal Bond Funds, Dreyfus Connecticut Fund on 4/30/08 to a $10,000 investment made in the Index on that date. All dividends and capital gain distributions are reinvested.

The fund’s performance shown in the line graph above takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses on all classes. The Index is not limited to investments principally in Connecticut municipal obligations. The Index, unlike the fund, covers the U.S.-dollar-denominated long-term tax-exempt bond market. These factors can contribute to the Index potentially outperforming or underperforming the fund. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

5

FUND PERFORMANCE (Unaudited) (continued)

Average Annual Total Returns as of 4/30/18
	Inception Date	1 Year	5 Years	10 Years
Class A shares
with maximum sales charge (4.5%)	5/28/87	-4.73%	0.16%	2.74%
without sales charge	5/28/87	-0.24%	1.08%	3.21%
Class C shares
with applicable redemption charge†	8/15/95	-2.00%	0.31%	2.43%
without redemption	8/15/95	-1.02%	0.31%	2.43%
Class I shares	12/15/08	0.00%	1.33%	3.46%††
Class Y shares	9/3/13	0.03%	1.33%††	3.34%††
Class Z shares	5/30/07	0.07%	1.30%	3.43%
Bloomberg Barclays U.S. Municipal Bond Index		1.56%	2.44%	4.24%

† The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

†† The total return performance figures presented for Class I shares of the fund reflect the performance of the fund’s Class A shares for the period prior to 12/15/08 (the inception date for Class I shares), not reflecting the applicable sales load for Class A shares.

The total return performance figures presented for Class Y shares of the fund reflect the performance of the fund’s Class A shares for the period prior to 9/3/13 (the inception date for Class Y shares), not reflecting the applicable sales load for Class A shares.

The performance data quoted represents past performance, which is no guarantee of future results. Share price and investment return fluctuate and an investor’s shares may be worth more or less than original cost upon redemption. Current performance may be lower or higher than the performance quoted. Go to Dreyfus.com for the fund’s most recent month-end returns.

The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In addition to the performance of Class A shares shown with and without a maximum sales charge, the fund’s performance shown in the table takes into account all other applicable fees and expenses on all classes.

6

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus State Municipal Bond Funds, Dreyfus Connecticut Fund from November 1, 2017 to April 30, 2018. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2018
	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$4.63	$8.40	$3.45	$3.25	$3.40
Ending value (after expenses)	$984.50	$980.60	$985.70	$985.80	$985.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2018
	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$4.71	$8.55	$3.51	$3.31	$3.46
Ending value (after expenses)	$1,020.13	$1,016.31	$1,021.32	$1,021.52	$1,021.37

† Expenses are equal to the fund’s annualized expense ratio of .94% for Class A, 1.71% for Class C, .70% for Class I, .66% for Class Y and .69% for Class Z, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

7

STATEMENT OF INVESTMENTS

April 30, 2018

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.0%
Connecticut - 97.0%
Connecticut, GO	5.00	4/15/24	2,500,000	2,506,075
Connecticut, GO	5.00	10/15/25	1,645,000	1,792,918
Connecticut, GO	5.00	3/1/26	5,000,000	5,463,900
Connecticut, GO	5.00	11/1/27	5,000,000	5,310,850
Connecticut, GO	5.00	11/1/27	2,000,000	2,028,140
Connecticut, GO	5.00	11/1/28	5,000,000	5,300,650
Connecticut, GO	5.00	11/1/31	2,500,000	2,637,600
Connecticut, Special Tax Obligation Revenue (Transportation Infrastructure Purposes)	5.00	12/1/21	1,500,000	1,626,030
Connecticut, Special Tax Obligation Revenue (Transportation Infrastructure Purposes)	5.00	10/1/24	2,730,000	3,019,598
Connecticut, Special Tax Obligation Revenue (Transportation Infrastructure Purposes)	5.00	8/1/34	3,000,000	3,265,650
Connecticut, Special Tax Obligation Revenue (Transportation Infrastructure Purposes)	4.00	9/1/35	5,000,000	5,106,500
Connecticut, State Revolving Fund General Revenue	5.00	1/1/23	1,250,000	1,346,775
Connecticut, State Revolving Fund General Revenue	5.00	7/1/24	2,145,000	2,388,994
Connecticut Development Authority, PCR (The Connecticut Light and Power Company Project)	4.38	9/1/28	3,900,000	4,088,838
Connecticut Development Authority, Water Facilities Revenue (Aquarion Water Company of Connecticut Project)	5.50	4/1/21	4,500,000	4,902,165
Connecticut Health and Educational Facilities Authority, Revenue (Ascension Health Senior Credit Group)	5.00	11/15/40	10,000,000	10,420,600

8

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.0% (continued)
Connecticut - 97.0% (continued)
Connecticut Health and Educational Facilities Authority, Revenue (Bridgeport Hospital Issue)	5.00	7/1/25	3,625,000		3,985,651
Connecticut Health and Educational Facilities Authority, Revenue (Connecticut College Issue)	4.00	7/1/46	2,000,000		1,996,560
Connecticut Health and Educational Facilities Authority, Revenue (Fairfield University Issue)	5.00	7/1/18	285,000		286,519
Connecticut Health and Educational Facilities Authority, Revenue (Fairfield University Issue)	5.00	7/1/46	1,000,000		1,103,430
Connecticut Health and Educational Facilities Authority, Revenue (Fairfield University Issue) (Prerefunded)	5.00	7/1/20	2,000,000	[a]	2,125,960
Connecticut Health and Educational Facilities Authority, Revenue (Fairfield University Issue) (Prerefunded)	5.00	7/1/20	2,500,000	[a]	2,657,450
Connecticut Health and Educational Facilities Authority, Revenue (Greenwich Academy Issue) (Insured; Assured Guaranty Municipal Corp.)	5.25	3/1/32	10,880,000		13,043,597
Connecticut Health and Educational Facilities Authority, Revenue (Hartford HealthCare Issue)	5.00	7/1/27	3,265,000		3,672,864
Connecticut Health and Educational Facilities Authority, Revenue (Hartford HealthCare Issue)	5.00	7/1/32	1,000,000		1,062,700
Connecticut Health and Educational Facilities Authority, Revenue (Hartford HealthCare Issue)	5.00	7/1/41	2,000,000		2,106,180
Connecticut Health and Educational Facilities Authority, Revenue (Hartford HealthCare Issue)	5.00	7/1/45	2,500,000		2,696,225
Connecticut Health and Educational Facilities Authority, Revenue (Healthcare Facility Expansion Issue - Church Home of Hartford Inc., Project)	5.00	9/1/46	1,000,000	[b]	1,035,060
Connecticut Health and Educational Facilities Authority, Revenue (Healthcare Facility Expansion Issue - Church Home of Hartford Inc., Project)	5.00	9/1/53	1,500,000	[b]	1,545,225

9

STATEMENT OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.0% (continued)
Connecticut - 97.0% (continued)
Connecticut Health and Educational Facilities Authority, Revenue (Loomis Chaffee School Issue) (Insured; AMBAC)	5.25	7/1/28	1,760,000	2,113,179
Connecticut Health and Educational Facilities Authority, Revenue (Quinnipiac University Issue)	5.00	7/1/36	5,000,000	5,481,300
Connecticut Health and Educational Facilities Authority, Revenue (Quinnipiac University Issue)	5.00	7/1/36	200,000	220,836
Connecticut Health and Educational Facilities Authority, Revenue (Quinnipiac University Issue)	5.00	7/1/45	3,000,000	3,261,030
Connecticut Health and Educational Facilities Authority, Revenue (Quinnipiac University Issue) (Insured; National Public Finance Guarantee Corp.)	5.75	7/1/33	25,000	25,151
Connecticut Health and Educational Facilities Authority, Revenue (Stamford Hospital Issue)	5.00	7/1/30	6,750,000	7,087,027
Connecticut Health and Educational Facilities Authority, Revenue (Stamford Hospital Issue)	4.00	7/1/46	2,000,000	1,896,220
Connecticut Health and Educational Facilities Authority, Revenue (Trinity Health Credit Group)	5.00	12/1/45	7,500,000	8,347,050
Connecticut Health and Educational Facilities Authority, Revenue (Western Connecticut Health Network Issue)	5.38	7/1/41	1,000,000	1,067,390
Connecticut Health and Educational Facilities Authority, Revenue (Yale New Haven Health Issue)	5.00	7/1/27	3,960,000	4,488,264
Connecticut Health and Educational Facilities Authority, Revenue, Refunding (Fairfield University)	5.00	7/1/32	1,000,000	1,135,990
Connecticut Health and Educational Facilities Authority, Revenue, Refunding (Sacred Heart University)	5.00	7/1/42	2,000,000	2,210,240
Connecticut Health and Educational Facilities Authority, Revenue, Refunding (University of New Haven) Ser. K-1	5.00	7/1/36	1,000,000	1,112,830

10

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.0% (continued)
Connecticut - 97.0% (continued)
Connecticut Health and Educational Facilities Authority, State Supported Child Care Revenue	5.00	7/1/25	1,490,000	1,597,891
Connecticut Higher Education Supplemental Loan Authority, State Supported Revenue (Connecticut Health and Educational Facilities Authority Loan Program)	5.00	11/15/21	1,450,000	1,547,092
Connecticut Higher Education Supplemental Loan Authority, State Supported Revenue (Connecticut Health and Educational Facilities Authority Loan Program)	5.00	11/15/22	1,400,000	1,507,436
Connecticut Higher Education Supplemental Loan Authority, State Supported Revenue (Connecticut Health and Educational Facilities Authority Loan Program)	5.00	11/15/23	1,400,000	1,520,246
Connecticut Municipal Electric Energy Cooperative, Power Supply System Revenue	5.00	1/1/38	3,000,000	3,268,770
Connecticut Municipal Electric Energy Cooperative, Transmission Services Revenue	5.00	1/1/22	1,505,000	1,651,406
Connecticut Revolving Fund, General Revenue Bonds (Green Bonds)	5.00	3/1/29	2,500,000	2,873,200
Connecticut Transmission Municipal Electric Energy Cooperative, Transmission System Revenue	5.00	1/1/42	3,000,000	3,234,720
Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue (Wheelabrator Lisbon Project)	5.50	1/1/20	3,195,000	3,245,705
Greater New Haven Water Pollution Control Authority, Regional Wastewater System Revenue	5.00	8/15/26	700,000	792,484
Greater New Haven Water Pollution Control Authority, Regional Wastewater System Revenue	5.00	8/15/27	1,250,000	1,406,688
Greater New Haven Water Pollution Control Authority, Regional Wastewater System Revenue	5.00	8/15/29	1,500,000	1,676,100
Greater New Haven Water Pollution Control Authority, Regional Wastewater System Revenue (Insured; National Public Finance Guarantee Corp.)	5.00	8/15/35	25,000	25,066

11

STATEMENT OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.0% (continued)
Connecticut - 97.0% (continued)
Harbor Point Infrastructure Improvement District, Special Obligation Revenue, Refunding (Harbor Point Project)	5.00	4/1/39	4,000,000	[b]	4,250,920
Hartford County Metropolitan District, Clean Water Project Revenue	5.00	4/1/31	3,510,000		3,813,299
Hartford County Metropolitan District, Clean Water Project Revenue (Green Bonds)	5.00	11/1/42	2,000,000		2,186,360
New Britain, GO (Insured; Assured Guaranty Corp.)	5.00	4/1/24	3,600,000		3,991,320
New Haven, GO (Insured; Build America Municipal Assurance Company)	5.00	8/15/26	1,250,000		1,391,700
New Haven, GO (Insured; Build America Municipal Assurance Company)	5.00	8/15/27	750,000		829,380
Norwalk, GO	5.00	7/15/24	1,000,000		1,113,910
South Central Connecticut Regional Water Authority, Water System Revenue	5.00	8/1/27	3,000,000		3,382,290
South Central Connecticut Regional Water Authority, Water System Revenue	5.00	8/1/32	1,370,000		1,505,411
South Central Connecticut Regional Water Authority, Water System Revenue	5.00	8/1/33	1,500,000		1,645,080
South Central Connecticut Regional Water Authority, Water System Revenue	5.00	8/1/37	3,430,000		3,943,985
South Central Connecticut Regional Water Authority, Water System Revenue	5.00	8/1/38	3,500,000		4,016,180
South Central Connecticut Regional Water Authority, Water System Revenue	5.00	8/1/39	1,500,000		1,670,580
South Central Connecticut Regional Water Authority, Water System Revenue (Insured; National Public Finance Guarantee Corp.)	5.25	8/1/24	2,000,000		2,326,260
South Central Regional Water Authority, Water Systems Revenue, Refunding (Thirty Third)	5.00	8/1/41	2,445,000		2,836,078
University of Connecticut, GO	5.00	2/15/25	1,000,000		1,022,300

12

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.0% (continued)
Connecticut - 97.0% (continued)
University of Connecticut, Revenue	5.25	11/15/47	4,000,000	4,514,480
University of Connecticut, Special Obligation Student Fee Revenue	5.00	11/15/24	5,000,000	5,530,600
Waterbury, GO	5.00	11/15/38	2,500,000	2,788,900
				214,075,048
U.S. Related - 2.0%
Children's Trust Fund of Puerto Rico, Tobacco Settlement Asset-Backed Bonds	0.00	5/15/50	12,000,000	[c] 1,020,840
Puerto Rico Highway & Transportation Authority, Highway Revenue (Insured; Assured Guaranty Municipal Corporation)	5.25	7/1/34	1,500,000	1,668,510
Virgin Islands Port Authority, Marine Revenue	5.00	9/1/44	2,000,000	1,740,000
				4,429,350
Total Investments (cost $216,745,960)			99.0%	218,504,398
Cash and Receivables (Net)			1.0%	2,262,533
Net Assets			100.0%	220,766,931

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2018, these securities were valued at $6,831,205 or 3.09% of net assets.

c Security issued with a zero coupon. Income is recognized through the accretion of discount.

13

STATEMENT OF INVESTMENTS (continued)

Portfolio Summary (Unaudited) †	Value (%)
Health Care	25.3
Education	20.6
Utility-Water and Sewer	15.4
State/Territory	11.3
Special Tax	7.0
Utility-Electric	5.5
Industrial	4.5
City	4.1
Transportation Services	2.1
Housing	1.0
Asset Backed	.5
Other	1.7
99.0

† Based on net assets.

See notes to financial statements.

14

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option Tax-Exempt Receipts	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

15

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2018

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	216,745,960	218,504,398
Cash		885,453
Interest receivable		2,879,843
Receivable for shares of Beneficial Interest subscribed		441
Prepaid expenses		27,700
		222,297,835
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		144,314
Payable for investment securities purchased		1,120,070
Payable for shares of Beneficial Interest redeemed		178,195
Accrued expenses		88,325
		1,530,904
Net Assets ($)		220,766,931
Composition of Net Assets ($):
Paid-in capital		222,675,203
Accumulated net realized gain (loss) on investments		(3,666,710)
Accumulated net unrealized appreciation (depreciation) on investments		1,758,438
Net Assets ($)		220,766,931

Net Asset Value Per Share	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	127,920,514	4,507,053	9,629,101	436,563	78,273,700
Shares Outstanding	11,270,559	397,680	848,373	38,478	6,897,687
Net Asset Value Per Share ($)	11.35	11.33	11.35	11.35	11.35

See notes to financial statements.

16

STATEMENT OF OPERATIONS

Year Ended April 30, 2018

Investment Income ($):
Interest Income	8,509,005
Expenses:
Management fee—Note 3(a)	1,322,985
Shareholder servicing costs—Note 3(c)	476,609
Professional fees	98,766
Distribution fees—Note 3(b)	59,844
Registration fees	58,537
Trustees’ fees and expenses—Note 3(d)	17,743
Prospectus and shareholders’ reports	13,224
Loan commitment fees—Note 2	5,138
Custodian fees—Note 3(c)	3,567
Miscellaneous	37,244
Total Expenses	2,093,657
Less—reduction in fees due to earnings credits—Note 3(c)	(3,925)
Net Expenses	2,089,732
Investment Income—Net	6,419,273
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	1,126,179
Net unrealized appreciation (depreciation) on investments	(7,543,854)
Net Realized and Unrealized Gain (Loss) on Investments	(6,417,675)
Net Increase in Net Assets Resulting from Operations	1,598

See notes to financial statements.

17

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended April 30,
	2018	2017
Operations ($):
Investment income—net	6,419,273	7,454,088
Net realized gain (loss) on investments	1,126,179	2,214,792
Net unrealized appreciation (depreciation) on investments	(7,543,854)	(12,418,101)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,598	(2,749,221)
Distributions to Shareholders from ($):
Investment income—net:
Class A	(3,607,700)	(4,223,209)
Class C	(146,628)	(219,949)
Class I	(335,706)	(339,215)
Class Y	(19,811)	(30,251)
Class Z	(2,347,352)	(2,623,962)
Total Distributions	(6,457,197)	(7,436,586)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	6,803,165	4,245,002
Class C	100,729	790,309
Class I	3,338,821	10,365,826
Class Z	917,766	3,184,357
Distributions reinvested:
Class A	2,790,138	3,285,945
Class C	118,550	178,742
Class I	297,977	285,421
Class Z	1,778,386	1,989,293
Cost of shares redeemed:
Class A	(23,445,474)	(24,030,163)
Class C	(6,216,701)	(1,785,429)
Class I	(6,264,066)	(7,440,085)
Class Y	(361,970)	(765,443)
Class Z	(8,874,952)	(9,428,980)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(29,017,631)	(19,125,205)
Total Increase (Decrease) in Net Assets	(35,473,230)	(29,311,012)
Net Assets ($):
Beginning of Period	256,240,161	285,551,173
End of Period	220,766,931	256,240,161
Undistributed investment income—net	-	38,244

18

	Year Ended April 30,
	2018	2017
Capital Share Transactions (Shares):
Class Aa,b
Shares sold	583,553	354,860
Shares issued for distributions reinvested	240,055	277,039
Shares redeemed	(2,014,460)	(2,049,140)
Net Increase (Decrease) in Shares Outstanding	(1,190,852)	(1,417,241)
Class Ca,b
Shares sold	8,640	65,301
Shares issued for distributions reinvested	10,183	15,097
Shares redeemed	(534,836)	(153,026)
Net Increase (Decrease) in Shares Outstanding	(516,013)	(72,628)
Class Ib
Shares sold	287,868	878,060
Shares issued for distributions reinvested	25,621	24,099
Shares redeemed	(540,176)	(636,246)
Net Increase (Decrease) in Shares Outstanding	(226,687)	265,913
Class Y
Shares redeemed	(31,185)	(63,693)
Net Increase (Decrease) in Shares Outstanding	(31,185)	(63,693)
Class Zb
Shares sold	79,288	271,391
Shares issued for distributions reinvested	153,038	167,837
Shares redeemed	(759,908)	(801,390)
Net Increase (Decrease) in Shares Outstanding	(527,582)	(362,162)

[a]During the period ended April 30, 2018, 57,810 Class C shares representing $673,904 were automatically converted to 57,747 Class A shares.

[b]During the period ended April 30, 2018, 14,609 Class A shares representing $171,072 were exchanged for 14,609 Class I shares, 7,671 Class C shares representing $90,633 were exchanged for 7,661 Class A shares and 22,564 Class Y shares representing $261,971 were exchanged for 22,564 Class I shares. During the period ended April 30, 2017, 155 Class A shares representing $1,875 were exchanged for 155 Class I shares and 5,793 Class Z shares representing $66,855 were exchanged for 5,788 Class I shares.

See notes to financial statements.

19

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

		Year Ended April 30,
Class A Shares	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	11.68	12.10	11.88	11.67	12.39
Investment Operations:
Investment income—net[a]	.30	.32	.34	.34	.37
Net realized and unrealized gain (loss) on investments	(.32)	(.42)	.21	.21	(.72)
Total from Investment Operations	(.02)	(.10)	.55	.55	(.35)
Distributions:
Dividends from investment income—net	(.31)	(.32)	(.33)	(.34)	(.37)
Dividends from net realized gain on investments	-	-	-	-	(.00)[b]
Total Distributions	(.31)	(.32)	(.33)	(.34)	(.37)
Net asset value, end of period	11.35	11.68	12.10	11.88	11.67
Total Return (%)[c]	(.24)	(.87)	4.75	4.72	(2.72)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.94	.93	.91	.92	.90
Ratio of net expenses to average net assets	.94	.93	.91	.92	.90
Ratio of net investment income to average net assets	2.61	2.66	2.82	2.83	3.21
Portfolio Turnover Rate	10.71	9.93	9.75	8.44	9.50
Net Assets, end of period ($ x 1,000)	127,921	145,523	167,984	173,909	188,117

a Based on average shares outstanding.
b Amount represents less than $.01 per share.
c Exclusive of sales charge.
See notes to financial statements.

20

	Year Ended April 30,
Class C Shares	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	11.66	12.08	11.86	11.66	12.37
Investment Operations:
Investment income—net[a]	.21	.23	.24	.25	.28
Net realized and unrealized gain (loss) on investments	(.33)	(.43)	.22	.20	(.71)
Total from Investment Operations	(.12)	(.20)	.46	.45	(.43)
Distributions:
Dividends from investment income—net	(.21)	(.22)	(.24)	(.25)	(.28)
Dividends from net realized gain on investments	-	-	-	-	(.00)[b]
Total Distributions	(.21)	(.22)	(.24)	(.25)	(.28)
Net asset value, end of period	11.33	11.66	12.08	11.86	11.66
Total Return (%)[c]	(1.02)	(1.63)	3.96	3.84	(3.39)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.71	1.69	1.68	1.68	1.67
Ratio of net expenses to average net assets	1.70	1.69	1.68	1.68	1.67
Ratio of net investment income to average net assets	1.82	1.89	2.06	2.07	2.43
Portfolio Turnover Rate	10.71	9.93	9.75	8.44	9.50
Net Assets, end of period ($ x 1,000)	4,507	10,653	11,919	11,361	10,920

a Based on average shares outstanding.
b Amount represents less than $.01 per share.
c Exclusive of sales charge.
See notes to financial statements.

21

FINANCIAL HIGHLIGHTS (continued)

		Year Ended April 30,
Class I Shares	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	11.68	12.10	11.88	11.67	12.39
Investment Operations:
Investment income—net[a]	.33	.34	.36	.36	.40
Net realized and unrealized gain (loss) on investments	(.33)	(.42)	.22	.22	(.72)
Total from Investment Operations	.00[b]	(.08)	.58	.58	(.32)
Distributions:
Dividends from investment income—net	(.33)	(.34)	(.36)	(.37)	(.40)
Dividends from net realized gain on investments	-	-	-	-	(.00)[b]
Total Distributions	(.33)	(.34)	(.36)	(.37)	(.40)
Net asset value, end of period	11.35	11.68	12.10	11.88	11.67
Total Return (%)	.00[c]	(.64)	5.01	4.97	(2.48)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.70	.69	.67	.67	.65
Ratio of net expenses to average net assets	.70	.69	.67	.67	.65
Ratio of net investment income to average net assets	2.84	2.90	3.06	3.08	3.45
Portfolio Turnover Rate	10.71	9.93	9.75	8.44	9.50
Net Assets, end of period ($ x 1,000)	9,629	12,555	9,794	7,408	8,004

a Based on average shares outstanding.
b Amount represents less than $.01 per share.
c Amount represents less than .01% per share.
See notes to financial statements.

22

	Year Ended April 30,
Class Y Shares	2018	2017	2016	2015	2014[a]
Per Share Data ($):
Net asset value, beginning of period	11.68	12.10	11.88	11.68	11.15
Investment Operations:
Investment income—net[b]	.34	.34	.37	.39	.26
Net realized and unrealized gain (loss) on investments	(.33)	(.41)	.22	.18	.53
Total from Investment Operations	.01	(.07)	.59	.57	.79
Distributions:
Dividends from investment income—net	(.34)	(.35)	(.37)	(.37)	(.26)
Net asset value, end of period	11.35	11.68	12.10	11.88	11.68
Total Return (%)	.03	(.60)	5.04	4.89	7.16[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.66	.65	.64	.65	.63[d]
Ratio of net expenses to average net assets	.66	.65	.64	.65	.63[d]
Ratio of net investment income to average net assets	2.87	2.93	3.11	3.07	3.45[d]
Portfolio Turnover Rate	10.71	9.93	9.75	8.44	9.50
Net Assets, end of period ($ x 1,000)	437	813	1,614	2,506	1

a From September 3, 2013 (commencement of initial offering) to April 30, 2014.
b Based on average shares outstanding.
c Not annualized.
d Annualized.
See notes to financial statements.

23

FINANCIAL HIGHLIGHTS (continued)

		Year Ended April 30,
Class Z Shares	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	11.68	12.10	11.87	11.67	12.39
Investment Operations:
Investment income—net[a]	.33	.34	.36	.36	.40
Net realized and unrealized gain (loss) on investments	(.33)	(.42)	.23	.20	(.72)
Total from Investment Operations	.00	(.08)	.59	.56	(.32)
Distributions:
Dividends from investment income—net	(.33)	(.34)	(.36)	(.36)	(.40)
Dividends from net realized gain on investments	-	-	-	-	(.00)[b]
Total Distributions	(.33)	(.34)	(.36)	(.36)	(.40)
Net asset value, end of period	11.35	11.68	12.10	11.87	11.67
Total Return (%)	.07	(.74)	5.05	4.85	(2.50)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.70	.71	.71	.70	.69
Ratio of net expenses to average net assets	.70	.71	.71	.70	.69
Ratio of net investment income to average net assets	2.83	2.88	3.03	3.04	3.43
Portfolio Turnover Rate	10.71	9.93	9.75	8.44	9.50
Net Assets, end of period ($ x 1,000)	78,274	86,696	94,240	99,626	100,654

a Based on average shares outstanding.
b Amount represents less than $.01 per share.
See notes to financial statements.

24

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Connecticut Fund (the “fund”) is a separate non-diversified series of Dreyfus State Municipal Bond Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek to maximize current income exempt from federal income tax and from Connecticut state income tax, without undue risk. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I, Class T, Class Y and Class Z. Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares ten years after the date of purchase, without the imposition of a sales charge. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Class Z shares are sold at net asset value per share to certain shareholders of the fund. Class Z shares generally are not available for new accounts. As of the date of this report, the fund did not offer Class T shares for purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under

25

NOTES TO FINANCIAL STATEMENTS (continued)

authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of

26

Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2018 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	218,504,398	-	218,504,398

† See Statement of Investments for additional detailed categorizations.

27

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2018, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2018, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2018, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended April 30, 2018 remains subject to examination by the Internal Revenue Service and state taxing authorities.

28

At April 30, 2018, the components of accumulated earnings on a tax basis were as follows: undistributed tax-exempt income $386,321, accumulated capital losses $3,666,710 and unrealized appreciation $1,758,438.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to April 30, 2018. The fund has $2,359,815 of short-term capital losses and $1,306,895 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal periods ended April 30, 2018 and April 30, 2017 were as follows: tax-exempt income $6,453,277 and $7,436,586 and ordinary income $3,920 and $0, respectively.

During the period ended April 30, 2018, as a result of permanent book to tax differences, primarily due to the tax treatment for amortization adjustments, the fund decreased accumulated undistributed investment income-net by $320, decreased accumulated net realized gain (loss) on investments by $4,550 and increased paid-in capital by $4,870. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $830 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 4, 2017, the unsecured credit facility with Citibank, N.A. was $810 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2018, the fund did not borrow under the Facilities.

29

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended April 30, 2018, the Distributor retained $889 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2018, Class C shares were charged $59,844 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2018, Class A and Class C shares were charged $344,045 and $19,948, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended April 30, 2018, Class Z shares were charged $20,329 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

30

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2018, the fund was charged $53,011 for transfer agency services and $3,050 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were offset by earnings credits of $3,050.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2018, the fund was charged $3,567 pursuant to the custody agreement. These fees were partially offset by earnings credits of $874.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended April 30, 2018, the fund was charged $1,000 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credit of $1.

During the period ended April 30, 2018, the fund was charged $12,180 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $100,436, Distribution Plan fees $2,799, Shareholder Services Plan fees $27,496, Chief Compliance Officer fees $4,214 and transfer agency fees $9,369.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended April 30, 2018, amounted to $25,382,946 and $50,582,521, respectively.

31

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2018, the cost of investments for federal income tax purposes was $216,745,960; accordingly, accumulated net unrealized appreciation on investments was $1,758,438, consisting of $5,182,325 gross unrealized appreciation and $3,423,887 gross unrealized depreciation.

32

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of Dreyfus Connecticut Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Dreyfus Connecticut Fund (the “Fund”) (one of the funds constituting Dreyfus State Municipal Bond Funds), including the statement of investments, as of April 30, 2018, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Dreyfus State Municipal Bond Funds) at April 30, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2018, by correspondence with the custodian and others or by other appropriate auditing procedures where replies were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Dreyfus investment companies since at least 1957, but we are unable to determine the specific year.

New York, New York
June 20, 2018

33

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby reports all the dividends paid from investment income-net during its fiscal year ended April 30, 2018 as “exempt-interest dividends” (not subject to regular federal income tax, and for individuals who are Connecticut residents, Connecticut personal income taxes), except $3,920 that is being reported as an ordinary income distribution for reporting purposes. Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends (if any), capital gains distributions (if any) and tax-exempt dividends paid for the 2018 calendar year on Form 1099-DIV which will be mailed in early 2019.

34

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (74)

Chairman of the Board (1995)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1995-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)

No. of Portfolios for which Board Member Serves: 124

———————

Francine J. Bovich (66)

Board Member (2012)

Principal Occupation During Past 5 Years:

• Trustee, The Bradley Trusts, private trust funds (2011-present)

Other Public Company Board Memberships During Past 5 Years:

• Annaly Capital Management, Inc., a real estate investment trust, Director (2014-present)

No. of Portfolios for which Board Member Serves: 72

———————

Peggy C. Davis (75)

Board Member (1990)

Principal Occupation During Past 5 Years:

• Shad Professor of Law, New York University School of Law (1983-present)

No. of Portfolios for which Board Member Serves: 45

———————

Diane Dunst (78)

Board Member (2007)

Principal Occupation During Past 5 Years:

• President of Huntting House Antiques (1999-present)

No. of Portfolios for which Board Member Serves: 14

———————

35

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INDEPENDENT BOARD MEMBERS (continued)

Nathan Leventhal (75)

Board Member (1989)

Principal Occupation During Past 5 Years:

• President Emeritus of Lincoln Center for the Performing Arts (2001-present)

• Chairman of the Avery Fisher Artist Program (1997-2014)

Other Public Company Board Memberships During Past 5 Years:

• Movado Group, Inc., Director (2003-present)

No. of Portfolios for which Board Member Serves: 47

———————

Robin A. Melvin (54)

Board Member (2012)

Principal Occupation During Past 5 Years:

• Co-chairman, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois (2014-present; board member since 2013)

No. of Portfolios for which Board Member Serves: 99

———————

Once elected, all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80. The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about a Board Member is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

Clifford L. Alexander, Jr., Emeritus Board Member
Ernest Kafka, Emeritus Board Member
Jay I. Meltzer, Emeritus Board Member
Daniel Rose, Emeritus Board Member

36

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009, Chairman of Dreyfus Transfer, Inc., an affiliate of the Manager and the transfer agent of the funds, since May 2011 and Chief Executive Officer of MBSC Securities Corporation since August 2016. He is an officer of 62 investment companies (comprised of 124 portfolios) managed by the Manager. He is 59 years old and has been an employee of the Manager since February 1988.

BENNETT A. MACDOUGALL, Chief Legal Officer since October 2015.

Chief Legal Officer of the Manager and Associate General Counsel and Managing Director of BNY Mellon since June 2015; from June 2005 to June 2015, he served in various capacities with Deutsche Bank – Asset & Wealth Management Division, including as Director and Associate General Counsel, and Chief Legal Officer of Deutsche Investment Management Americas Inc. from June 2012 to May 2015. He is an officer of 63 investment companies (comprised of 149 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since June 2015.

JAMES BITETTO, Vice President since August 2005 and Secretary since February 2018.

Managing Counsel of BNY Mellon and Secretary of the Manager, and an officer of 63 investment companies (comprised of 149 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since December 1996.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 63 investment companies (comprised of 149 portfolios) managed by the Manager. He is 56 years old and has been an employee of the Manager since June 2000.

SONALEE CROSS, Vice President and Assistant Secretary since March 2018.

Counsel of BNY Mellon since October 2016; Associate at Proskauer Rose LLP from April 2016 to September 2016; Attorney at EnTrust Capital from August 2015 to February 2016; Associate at Sidley Austin LLP from September 2013 until August 2015. She is an officer of 63 investment companies (comprised of 149 portfolios) managed by Dreyfus. She is 30 years old and has been an employee of the Manager since October 2016.

MAUREEN E. KANE, Vice President and Assistant Secretary since April 2015.

Managing Counsel of BNY Mellon since July 2014; from October 2004 until July 2014, General Counsel, and from May 2009 until July 2014, Chief Compliance Officer of Century Capital Management. She is an officer of 63 investment companies (comprised of 149 portfolios) managed by the Manager. She is 56 years old and has been an employee of the Manager since July 2014.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Managing Counsel of BNY Mellon since December 2017; from March 2013 to December 2017 Senior Counsel of BNY Mellon. She is an officer of 63 investment companies (comprised of 149 portfolios) managed by the Manager. She is 42 years old and has been an employee of the Manager since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 63 investment companies (comprised of 149 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since October 1990.

NATALYA ZELENSKY, Vice President and Assistant Secretary since March 2017.

Counsel of BNY Mellon since May 2016; Attorney at Wildermuth Endowment Strategy Fund/Wildermuth Advisory, LLC from November 2015 until May 2016; Assistant General Counsel at RCS Advisory Services from July 2014 until November 2015; Associate at Sutherland, Asbill & Brennan from January 2013 until January 2014. She is an officer of 63 investment companies (comprised of 149 portfolios) managed by Dreyfus. She is 32 years old and has been an employee of the Manager since May 2016.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 63 investment companies (comprised of 149 portfolios) managed by the Manager. He is 59 years old and has been an employee of the Manager since April 1985.

37

OFFICERS OF THE FUND (Unaudited) (continued)

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 63 investment companies (comprised of 149 portfolios) managed by the Manager. He is 59 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 63 investment companies (comprised of 149 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager – Dreyfus Financial Reporting of the Manager, and an officer of 63 investment companies (comprised of 149 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 63 investment companies (comprised of 149 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Fixed Income and Equity Funds of the Manager, and an officer of 63 investment companies (comprised of 149 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager, the Dreyfus Family of Funds and BNY Mellon Funds Trust (63 investment companies, comprised of 149 portfolios). He is 60 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

CARIDAD M. CAROSELLA, Anti-Money Laundering Compliance Officer since January 2016.

Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust since January 2016; from May 2015 to December 2015, Interim Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust and the Distributor; from January 2012 to May 2015, AML Surveillance Officer of the Distributor and from 2007 to December 2011, Financial Processing Manager of the Distributor. She is an officer of 57 investment companies (comprised of 143 portfolios) managed by the Manager. She is 49 years old and has been an employee of the Distributor since 1997.

38

NOTES

39

NOTES

40

NOTES

41

For More Information

Dreyfus State Municipal Bond Funds, Dreyfus Connecticut Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: PSCTX Class C: PMCCX Class I: DTCIX Class Y: DPMYX Class Z: DPMZX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2018 MBSC Securities Corporation 0064AR0418

Dreyfus State Municipal Bond Funds, Dreyfus Massachusetts Fund

ANNUAL REPORT April 30, 2018

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus State Municipal Bond Funds, Dreyfus Massachusetts Fund	The Fund

A LETTER FROM THE PRESIDENT OF DREYFUS

Dear Shareholder:

We are pleased to present this annual report for Dreyfus State Municipal Bond Funds, Dreyfus Massachusetts Fund, covering the 12-month period from May 1, 2017 through April 30, 2018. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Heightened volatility has returned to the financial markets. After a period of unusually mild price swings in 2017, inflation concerns, geopolitical tensions and potential trade disputes caused volatility to increase substantially over the opening months of 2018. As a result, U.S. stocks and bonds either produced flat returns or lost a degree of value over the first four months of the year.

Yet, for the 12-month reporting period overall, stocks across all capitalization ranges posted double-digit returns on the strength of rising corporate earnings, improving global economic conditions, and the passage of tax reform legislation and other government policy reforms. Bonds fared less well over the same time frame, with corporate-backed securities eking out modestly positive total returns while U.S. government securities produced mild losses.

In our judgment, underlying market fundamentals remain strong, characterized by sustained economic growth, a robust labor market and strong consumer and business confidence. We expect these favorable conditions to persist, but we remain aware of economic and political developments that could negatively affect the markets. As always, we encourage you to discuss the risks and opportunities of today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee Laroche-Morris
President
The Dreyfus Corporation
May 15, 2018

2

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from May 1, 2017 through April 30, 2018, as provided by Daniel Rabasco and Thomas Casey, Portfolio Managers

Market and Fund Performance Overview

For the 12-month period ended April 30, 2018, Class A shares of Dreyfus Massachusetts Fund, a series of Dreyfus State Municipal Bond Funds, produced a total return of 0.65%, Class C shares returned -0.22%, and Class Z shares returned 0.95%.1 In comparison, the Bloomberg Barclays U.S. Municipal Bond Index (the “Index”), the fund’s benchmark index, which is comprised of bonds issued nationally and not solely within Massachusetts, achieved a total return of 1.56% for the same period.2

Municipal bonds during the reporting period encountered bouts of volatility stemming from rising interest rates and shifting supply-and-demand dynamics in the municipal securities market. The fund underperformed the Index, in part due to security selection shortfalls.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax and from Massachusetts state income tax, without undue risk. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds that provide income exempt from federal and Massachusetts state income taxes. The fund invests at least 70% of its assets in municipal bonds rated, at the time of purchase, investment grade (Baa/BBB or higher) or the unrated equivalent as determined by The Dreyfus Corporation (“Dreyfus”). For additional yield, the fund may invest up to 30% of its assets in municipal bonds rated below investment grade (“high yield” or “junk” bonds) or the unrated equivalent as determined by Dreyfus. The dollar-weighted average maturity of the fund’s portfolio normally exceeds 10 years, but the fund may invest without regard to maturity.

The portfolio managers focus on identifying undervalued sectors and securities and minimize the use of interest-rate forecasting. The portfolio managers select municipal bonds for the fund’s portfolio by using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market; and actively trading among various sectors, such as pre-refunded, general obligation and revenue, based on their apparent relative values. The fund seeks to invest in several of these sectors.

Supply-and-Demand Dynamics Drove Municipal Bonds

Municipal bonds fared well early in the reporting period when a light supply of newly issued bonds was met with solid investor demand. However, in the fall of 2017, the market experienced bouts of volatility amid uncertainty surrounding federal tax reform. Issuers rushed to market before year-end 2017 with a flood of new bonds in reaction to proposals to limit the tax exemption for bonds issued for advanced refunding and private activity purposes. This issuance was met, however, with robust demand from investors worried that the proposals might limit their tax-exempt investment opportunities in the future.

Heightened market volatility continued through the opening months of the year when lower corporate tax rates dampened demand from banks and insurance companies. Investors also grew concerned that short-term interest rates might climb more than previously expected in an environment of accelerating inflation and ballooning federal budget deficits. The market generally stabilized in March 2018 when inflation fears eased, but municipal bonds lost additional value in April 2018 around tax time.

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

Credit conditions have remained sound for most issuers, including Massachusetts, which has a strong and well-diversified economy and is addressing its pension funding shortfalls.

Yield Curve and Selection Strategies Dampened Fund Results

Underweighted exposure to bonds with 10- to 15-year maturities constrained the fund’s relative results in the rising interest-rate environment, as did relatively light holdings of A-rated municipal bonds and overweighted positions in AA-rated securities. Some of the fund’s security selections also hurt relative performance, including transportation bonds from the Virgin Islands and securities backed by Puerto Rico’s settlement of litigation with U.S. tobacco companies.

On a more positive note, the fund’s relative performance was bolstered by its sector allocation strategy, including an emphasis on higher-yielding revenue-backed bonds and a commensurately underweighted position in general obligation bonds. Results were particularly favorable from overweighted positions in bonds backed by hospitals and education facilities. Municipal bonds toward the lower end of the investment-grade spectrum fared especially well, and the fund further benefited from overweighted exposure to municipal bonds with maturities in the 20- to 30-year range.

A Constructive Investment Posture

While sharply lower corporate tax rates could continue to weigh on demand for municipal bonds from institutional investors, modestly lower personal tax rates seem unlikely to affect demand from individual investors, and the elimination of tax advantages for states’ and municipalities’ advance refunding activities should support favorable supply-and-demand dynamics. In addition, municipal bonds historically have been less sensitive than U.S. Treasury securities to rising interest rates. Therefore, we have maintained a constructive investment posture, including an emphasis on higher-yielding revenue bonds. We have maintained the fund’s average maturity in a roughly market-neutral position to protect against the possibility of additional increases in interest rates, and we have added to holdings of 30-year bonds to capture their higher yields.

May 15, 2018

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class Z is not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are taxable.

2 Source: Lipper Inc. — The Bloomberg Barclays U.S. Municipal Bond Index covers the U.S.-dollar-denominated long-term, tax-exempt bond market. Investors cannot invest directly in any index.

Bonds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal bonds. Other factors include the general conditions of the municipal bond market, the size of the particular offering, the maturity of the obligation, and the rating of the issue. Changes in economic, business, or political conditions relating to a particular municipal project, municipality, or state in which the fund invests may have an impact on the fund’s share price.

4

FUND PERFORMANCE (Unaudited)

Comparison of change in value of $10,000 investment in Dreyfus State Municipal Bond Funds, Dreyfus Massachusetts Fund, Class A shares, Class C shares and Class Z shares and the Bloomberg Barclays U.S. Municipal Bond Index (the “Index”).

† Source: Lipper Inc.

Past performance is not predictive of future performance.

The above graph compares a $10,000 investment made in each of the Class A, Class C and Class Z shares of Dreyfus State Municipal Bond Funds, Dreyfus Massachusetts Fund on 4/30/08 to a $10,000 investment made in the Index on that date. All dividends and capital gain distributions are reinvested.

The fund’s performance shown in the line graph above takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses on all classes. The Index is not limited to investments principally in Massachusetts municipal obligations. The Index, unlike the fund, covers the U.S.-dollar-denominated long-term tax-exempt bond market. These factors can contribute to the Index potentially outperforming or underperforming the fund. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

5

FUND PERFORMANCE (Unaudited) (continued)

Average Annual Total Returns as of 4/30/18
	1 Year	5 Years	10 Years
Class A shares
with maximum sales charge (4.5%)	-3.87%	0.36%	2.91%
without sales charge	0.65%	1.29%	3.38%
Class C shares
with applicable redemption charge†	-1.20%	0.46%	2.57%
without redemption	-0.22%	0.46%	2.57%
Class Z shares	0.95%	1.51%	3.60%
Bloomberg Barclays U.S. Municipal Bond Index	1.56%	2.44%	4.24%

† The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

The performance data quoted represents past performance, which is no guarantee of future results. Share price and investment return fluctuate and an investor’s shares may be worth more or less than original cost upon redemption. Current performance may be lower or higher than the performance quoted. Go to Dreyfus.com for the fund’s most recent month-end returns.

The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In addition to the performance of Class A shares shown with and without a maximum sales charge, the fund’s performance shown in the table takes into account all other applicable fees and expenses on all classes.

6

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus State Municipal Bond Funds, Dreyfus Massachusetts Fund from November 1, 2017 to April 30, 2018. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2018
	Class A	Class C	Class Z
Expenses paid per $1,000†	$4.88	$9.14	$3.80
Ending value (after expenses)	$986.90	$981.60	$988.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2018
	Class A	Class C	Class Z
Expenses paid per $1,000†	$4.96	$9.30	$3.86
Ending value (after expenses)	$1,019.89	$1,015.57	$1,020.98

† Expenses are equal to the fund’s annualized expense ratio of .99% for Class A, 1.86% for Class C and .77% for Class Z, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

7

STATEMENT OF INVESTMENTS

April 30, 2018

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.9%
Massachusetts - 96.9%
Boston Housing Authority, Capital Program Revenue (Insured; Assured Guaranty Municipal Corp.)	5.00	4/1/24	1,895,000		1,899,889
Commonwealth of Massachusetts, GO	5.00	4/1/47	3,250,000		3,678,935
Martha's Vineyard Land Bank, Revenue (Green Bonds) (Insured; Build America Mutual Assurance Company)	5.00	5/1/33	500,000		577,490
Massachusetts, Bonds, 3 Month LIBOR + .55%	1.74	11/1/25	5,000,000	[a]	4,985,650
Massachusetts, Federal Highway GAN (Accelerated Bridge Program)	5.00	6/15/23	1,325,000		1,473,082
Massachusetts, GO (Insured; AMBAC)	5.50	8/1/30	1,750,000		2,198,700
Massachusetts, GO (Insured; Assured Guaranty Municipal Corp.)	5.25	9/1/23	1,000,000		1,148,250
Massachusetts, Special Obligation Dedicated Tax Revenue (Insured; National Public Finance Guarantee Corp.)	5.50	1/1/23	3,000,000		3,410,760
Massachusetts, Transportation Fund Revenue (Rail Enhancement and Accelerated Bridge Programs)	5.00	6/1/41	1,500,000		1,705,740
Massachusetts Bay Transportation Authority, GO (General Transportation System)	7.00	3/1/21	395,000		429,752
Massachusetts Bay Transportation Authority, Senior Sales Tax Revenue	5.00	7/1/40	2,000,000		2,258,800
Massachusetts Bay Transportation Authority, Senior Sales Tax Revenue (Insured; National Public Finance Guarantee Corp.)	5.50	7/1/27	3,000,000		3,721,800
Massachusetts Clean Energy Cooperative Corporation, Massachusetts Clean Energy Cooperative Revenue	5.00	7/1/24	2,580,000		2,894,554
Massachusetts College Building Authority, Project Revenue	5.00	5/1/27	2,000,000		2,209,940

8

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.9% (continued)
Massachusetts - 96.9% (continued)
Massachusetts College Building Authority, Project Revenue (Insured; National Public Finance Guarantee Corp.) (Escrowed to Maturity)	0.00	5/1/26	5,385,000	[b]	4,280,860
Massachusetts College Building Authority, Project Revenue (Insured; XLCA)	5.50	5/1/28	1,450,000		1,721,687
Massachusetts Department of Transportation, Metropolitan Highway System Senior Revenue	5.00	1/1/27	4,000,000		4,185,920
Massachusetts Development Finance Agency, Revenue (Baystate Medical Center Issue)	5.00	7/1/34	1,475,000		1,619,801
Massachusetts Development Finance Agency, Revenue (Berklee College of Music Issue)	5.00	10/1/31	1,000,000		1,081,640
Massachusetts Development Finance Agency, Revenue (Berklee College of Music Issue)	5.00	10/1/46	750,000		839,475
Massachusetts Development Finance Agency, Revenue (Boston College Issue)	5.00	7/1/42	1,000,000		1,141,950
Massachusetts Development Finance Agency, Revenue (Boston Medical Center Issue)	5.00	7/1/37	1,000,000		1,094,520
Massachusetts Development Finance Agency, Revenue (Boston University Issue)	4.00	10/1/46	2,000,000		2,043,000
Massachusetts Development Finance Agency, Revenue (Brandeis University Issue)	5.00	10/1/26	1,250,000		1,304,863
Massachusetts Development Finance Agency, Revenue (Brandeis University Issue)	5.00	10/1/29	1,475,000		1,538,882
Massachusetts Development Finance Agency, Revenue (CareGroup Issue)	5.00	7/1/33	500,000		550,465
Massachusetts Development Finance Agency, Revenue (CareGroup Issue)	5.00	7/1/37	1,500,000		1,646,220
Massachusetts Development Finance Agency, Revenue (Children's Hospital Issue)	5.00	10/1/33	4,000,000		4,510,760

9

STATEMENT OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.9% (continued)
Massachusetts - 96.9% (continued)
Massachusetts Development Finance Agency, Revenue (College of the Holy Cross Issue)	5.00	9/1/41	800,000		903,912
Massachusetts Development Finance Agency, Revenue (Dana-Farber Cancer Institute Issue)	5.00	12/1/41	1,000,000		1,119,760
Massachusetts Development Finance Agency, Revenue (Dana-Farber Cancer Institute Issue)	5.00	12/1/46	2,000,000		2,231,640
Massachusetts Development Finance Agency, Revenue (Lahey Health System Obligated Group Issue)	5.00	8/15/40	2,000,000		2,195,420
Massachusetts Development Finance Agency, Revenue (North Hill Communities Issue) (Prerefunded)	6.50	11/15/23	2,000,000	[c,d]	2,420,400
Massachusetts Development Finance Agency, Revenue (Partners HealthCare System Issue)	5.00	7/1/32	5,070,000		5,754,045
Massachusetts Development Finance Agency, Revenue (Partners HealthCare System Issue)	5.00	7/1/39	2,000,000		2,192,960
Massachusetts Development Finance Agency, Revenue (Partners HealthCare System Issue)	5.00	7/1/47	1,500,000		1,655,145
Massachusetts Development Finance Agency, Revenue (Partners HealthCare System Issue) (Prerefunded)	5.38	7/1/20	4,000,000	[d]	4,292,320
Massachusetts Development Finance Agency, Revenue (Provident Commonwealth Education Resources Issue) (UMass Boston Student Housing Project)	5.00	10/1/48	1,000,000		1,080,460
Massachusetts Development Finance Agency, Revenue (Seven Hills Foundation & Affiliates)	5.00	9/1/45	1,500,000		1,571,550
Massachusetts Development Finance Agency, Revenue (South Shore Hospital Issue)	5.00	7/1/41	1,000,000		1,087,160

10

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.9% (continued)
Massachusetts - 96.9% (continued)
Massachusetts Development Finance Agency, Revenue (Suffolk University Issue)	6.00	7/1/24	330,000		345,414
Massachusetts Development Finance Agency, Revenue (Suffolk University Issue)	5.00	7/1/30	1,000,000		1,045,410
Massachusetts Development Finance Agency, Revenue (Suffolk University)	5.00	7/1/35	1,000,000		1,107,590
Massachusetts Development Finance Agency, Revenue (Suffolk University)	5.00	7/1/36	755,000		833,127
Massachusetts Development Finance Agency, Revenue (UMass Memorial Health Care Obligated Group Issue)	5.00	7/1/46	1,000,000		1,080,580
Massachusetts Development Finance Agency, Revenue (WGBH Educational Foundation Issue)	5.00	1/1/40	1,000,000		1,120,750
Massachusetts Development Finance Agency, Revenue (Whitehead Institute for Biomedical Research Issue)	5.00	6/1/23	1,350,000		1,466,168
Massachusetts Development Finance Agency, Revenue, Refunding (NewBridge Charles)	5.00	10/1/47	1,000,000	[c]	1,059,250
Massachusetts Development Finance Agency, Revenue, Refunding (NewBridge Charles)	5.00	10/1/57	1,500,000	[c]	1,571,055
Massachusetts Development Finance Agency, Revenue, Refunding (The Broad Institute Inc.)	5.00	4/1/37	1,000,000		1,155,840
Massachusetts Development Finance Agency, Revenue, Refunding (Tufts Medical Center Issue)	5.50	1/1/22	595,000		643,260
Massachusetts Development Finance Agency, Revenue, Refunding (Umass Memorial Health Care)	5.50	7/1/31	25,000		27,045
Massachusetts Development Finance Agency, Revenue, Refunding (UMass Memorial Health Care) (Prerefunded)	5.50	7/1/21	475,000	[d]	524,020

11

STATEMENT OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.9% (continued)
Massachusetts - 96.9% (continued)
Massachusetts Educational Financing Authority, Education Loan Revenue (Issue I)	5.00	1/1/25	1,500,000		1,657,980
Massachusetts Educational Financing Authority, Education Loan Revenue (Issue K)	5.25	7/1/29	1,300,000		1,382,186
Massachusetts Health and Educational Facilities Authority, Revenue (Partners HealthCare System Issue) (Prerefunded)	5.25	7/1/19	1,000,000	[d]	1,038,350
Massachusetts Health and Educational Facilities Authority, Revenue (Wheaton College Issue) (Prerefunded)	5.00	1/1/20	2,000,000	[d]	2,098,320
Massachusetts Port Authority, Revenue	5.00	7/1/35	2,055,000		2,355,379
Massachusetts Port Authority, Revenue	5.00	7/1/45	1,000,000		1,098,930
Massachusetts Port Authority, Revenue, Refunding	5.00	7/1/25	1,500,000		1,666,830
Massachusetts Port Authority, Revenue, Refunding	5.00	7/1/25	1,500,000		1,724,025
Massachusetts Port Authority, Revenue, Refunding	5.00	7/1/27	5,475,000		5,823,374
Massachusetts Port Authority, Revenue, Refunding	5.00	7/1/42	1,000,000		1,117,510
Massachusetts Port Authority, Revenue, Refunding	4.00	7/1/46	2,500,000		2,531,200
Massachusetts School Building Authority, Senior Dedicated Sales Tax Revenue	5.00	8/15/21	3,000,000		3,282,780
Massachusetts School Building Authority, Senior Dedicated Sales Tax Revenue	5.00	8/15/22	1,000,000		1,116,940
Massachusetts School Building Authority, Senior Dedicated Sales Tax Revenue	5.00	10/15/35	4,000,000		4,343,960
Massachusetts School Building Authority, Senior Dedicated Sales Tax Revenue	5.00	8/15/37	3,000,000		3,392,040
Massachusetts Water Resources Authority, General Revenue	5.00	8/1/25	2,000,000		2,179,100
Metropolitan Boston Transit Parking Corporation, Systemwide Senior Lien Parking Revenue	5.00	7/1/24	1,320,000		1,431,487
Springfield Water and Sewer Commission, Revenue	5.00	4/15/37	650,000		753,610

12

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.9% (continued)
Massachusetts - 96.9% (continued)
University of Massachusetts Building Authority, Project Revenue, Ser. 1	4.00	11/1/43	1,000,000	1,013,150
				138,644,817
U.S. Related - 2.0%
Children's Trust Fund of Puerto Rico, Tobacco Settlement Asset-Backed Bonds	0.00	5/15/50	5,000,000	[b] 425,350
Puerto Rico Highway & Transportation Authority, Highway Revenue (Insured; Assured Guaranty Municipal Corporation)	5.25	7/1/33	1,000,000	1,113,380
Virgin Islands Port Authority, Marine Revenue	5.00	9/1/44	1,500,000	1,305,000
				2,843,730
Total Investments (cost $138,263,303)			98.9%	141,488,547
Cash and Receivables (Net)			1.1%	1,567,860
Net Assets			100.0%	143,056,407

LIBOR—London Interbank Offered Rate

a Variable rate security—rate shown is the interest rate in effect at period end.

b Security issued with a zero coupon. Income is recognized through the accretion of discount.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2018, these securities were valued at $5,050,705 or 3.53% of net assets.

d These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

Portfolio Summary (Unaudited) †	Value (%)
Health Care	22.1
Transportation Services	21.2
Education	18.3
Special Tax	11.6
Prerefunded	10.2
State/Territory	6.9
Housing	2.1
Utility-Water and Sewer	2.1
Utility-Electric	2.0
Industrial	.9
Asset-Backed	.3
Other	1.2
98.9

† Based on net assets.

See notes to financial statements.

13

STATEMENT OF INVESTMENTS

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option Tax-Exempt Receipts	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

14

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2018

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	138,263,303	141,488,547
Cash		111,829
Interest receivable		1,683,592
Prepaid expenses		20,600
		143,304,568
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		102,826
Payable for shares of Beneficial Interest redeemed		61,896
Accrued expenses		83,439
		248,161
Net Assets ($)		143,056,407
Composition of Net Assets ($):
Paid-in capital		140,974,835
Accumulated net realized gain (loss) on investments		(1,143,672)
Accumulated net unrealized appreciation (depreciation) on investments		3,225,244
Net Assets ($)		143,056,407

Net Asset Value Per Share	Class A	Class C	Class Z
Net Assets ($)	24,569,426	367,229	118,119,752
Shares Outstanding	2,180,209	32,573	10,482,457
Net Asset Value Per Share ($)	11.27	11.27	11.27

See notes to financial statements.

15

STATEMENT OF OPERATIONS

Year Ended April 30, 2018

Investment Income ($):
Interest Income	5,213,000
Expenses:
Management fee—Note 3(a)	829,968
Shareholder servicing costs—Note 3(c)	188,526
Professional fees	89,042
Registration fees	42,900
Custodian fees—Note 3(c)	16,756
Trustees’ fees and expenses—Note 3(d)	11,230
Prospectus and shareholders’ reports	10,246
Distribution fees—Note 3(b)	6,855
Loan commitment fees—Note 2	6,021
Miscellaneous	38,145
Total Expenses	1,239,689
Less—reduction in fees due to earnings credits—Note 3(c)	(16,667)
Net Expenses	1,223,022
Investment Income—Net	3,989,978
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	564,086
Net unrealized appreciation (depreciation) on investments	(3,185,480)
Net Realized and Unrealized Gain (Loss) on Investments	(2,621,394)
Net Increase in Net Assets Resulting from Operations	1,368,584

See notes to financial statements.

16

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended April 30,
	2018	2017
Operations ($):
Investment income—net	3,989,978	4,512,422
Net realized gain (loss) on investments	564,086	1,265,904
Net unrealized appreciation (depreciation) on investments	(3,185,480)	(8,384,913)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,368,584	(2,606,587)
Distributions to Shareholders from ($):
Investment income—net:
Class A	(653,323)	(776,846)
Class C	(15,026)	(25,210)
Class Z	(3,345,040)	(3,697,989)
Net realized gain on investments:
Class A	-	(8,842)
Class C	-	(503)
Class Z	-	(41,824)
Total Distributions	(4,013,389)	(4,551,214)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	1,822,430	2,287,592
Class C	1,944	194,753
Class Z	2,995,270	4,052,502
Distributions reinvested:
Class A	504,045	621,987
Class C	9,440	11,270
Class Z	2,471,385	2,928,220
Cost of shares redeemed:
Class A	(3,786,061)	(9,153,433)
Class C	(1,113,673)	(156,336)
Class Z	(10,543,472)	(19,340,578)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(7,638,692)	(18,554,023)
Total Increase (Decrease) in Net Assets	(10,283,497)	(25,711,824)
Net Assets ($):
Beginning of Period	153,339,904	179,051,728
End of Period	143,056,407	153,339,904
Undistributed investment income—net	-	23,411

17

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Year Ended April 30,
	2018	2017
Capital Share Transactions (Shares):
Class Aa
Shares sold	157,624	195,201
Shares issued for distributions reinvested	43,800	53,222
Shares redeemed	(328,888)	(797,441)
Net Increase (Decrease) in Shares Outstanding	(127,464)	(549,018)
Class Ca
Shares sold	168	17,181
Shares issued for distributions reinvested	817	968
Shares redeemed	(96,550)	(13,642)
Net Increase (Decrease) in Shares Outstanding	(95,565)	4,507
Class Z
Shares sold	259,136	347,038
Shares issued for distributions reinvested	214,798	250,828
Shares redeemed	(915,949)	(1,684,680)
Net Increase (Decrease) in Shares Outstanding	(442,015)	(1,086,814)

[a]During the period ended April 30, 2018, 853 Class C shares representing $9,878 were automatically converted to 854 Class A shares.
See notes to financial statements.

18

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

		Year Ended April 30,
Class A Shares	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	11.48	11.94	11.69	11.49	12.11
Investment Operations:
Investment income—net[a]	.29	.29	.31	.31	.35
Net realized and unrealized gain (loss) on investments	(.21)	(.46)	.25	.20	(.60)
Total from Investment Operations	.08	(.17)	.56	.51	(.25)
Distributions:
Dividends from investment income—net	(.29)	(.29)	(.31)	(.31)	(.35)
Dividends from net realized gain on investments	—	(.00)[b]	—	—	(.02)
Total Distributions	(.29)	(.29)	(.31)	(.31)	(.37)
Net asset value, end of period	11.27	11.48	11.94	11.69	11.49
Total Return (%)[c]	.65	(1.40)	4.84	4.50	(1.96)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.00	.96	.95	.95	.93
Ratio of net expenses to average net assets	.99	.96	.95	.95	.93
Ratio of net investment income to average net assets	2.47	2.48	2.64	2.69	3.07
Portfolio Turnover Rate	10.68	11.70	12.60	8.90	9.72
Net Assets, end of period ($ x 1,000)	24,569	26,487	34,121	35,090	34,082

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Exclusive of sales charge.

See notes to financial statements.

19

FINANCIAL HIGHLIGHTS (continued)

		Year Ended April 30,
Class C Shares	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	11.49	11.95	11.70	11.50	12.12
Investment Operations:
Investment income—net[a]	.19	.20	.22	.24	.26
Net realized and unrealized gain (loss) on investments	(.22)	(.46)	.24	.18	(.60)
Total from Investment Operations	(.03)	(.26)	.46	.42	(.34)
Distributions:
Dividends from investment income—net	(.19)	(.20)	(.21)	(.22)	(.26)
Dividends from net realized gain on investments	—	(.00)[b]	—	—	(.02)
Total Distributions	(.19)	(.20)	(.21)	(.22)	(.28)
Net asset value, end of period	11.27	11.49	11.95	11.70	11.50
Total Return (%)[c]	(.22)	(2.27)	4.01	3.70	(2.71)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.81	1.76	1.75	1.71	1.70
Ratio of net expenses to average net assets	1.80	1.76	1.75	1.71	1.70
Ratio of net investment income to average net assets	1.63	1.69	1.84	2.00	2.31
Portfolio Turnover Rate	10.68	11.70	12.60	8.90	9.72
Net Assets, end of period ($ x 1,000)	367	1,472	1,478	1,752	3,134

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Exclusive of sales charge.

See notes to financial statements.

20

		Year Ended April 30,
Class Z Shares	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	11.48	11.94	11.69	11.49	12.11
Investment Operations:
Investment income—net[a]	.31	.32	.33	.34	.37
Net realized and unrealized gain (loss) on investments	(.21)	(.46)	.25	.20	(.60)
Total from Investment Operations	.10	(.14)	.58	.54	(.23)
Distributions:
Dividends from investment income—net	(.31)	(.32)	(.33)	(.34)	(.37)
Dividends from net realized gain on investments	—	(.00)[b]	—	—	(.02)
Total Distributions	(.31)	(.32)	(.33)	(.34)	(.39)
Net asset value, end of period	11.27	11.48	11.94	11.69	11.49
Total Return (%)	.95	(1.26)	5.07	4.74	(1.76)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.78	.73	.73	.72	.73
Ratio of net expenses to average net assets	.77	.72	.73	.72	.73
Ratio of net investment income to average net assets	2.69	2.72	2.85	2.92	3.28
Portfolio Turnover Rate	10.68	11.70	12.60	8.90	9.72
Net Assets, end of period ($ x 1,000)	118,120	125,381	143,453	144,065	147,836

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

See notes to financial statements.

21

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Massachusetts Fund (the “fund”) is a separate non-diversified series of Dreyfus State Municipal Bond Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek to maximize current income exempt from federal income tax and from Massachusetts state income tax, without undue risk. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class T and Class Z. Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares ten years after the date of purchase, without the imposition of a sales charge. Class Z shares are sold at net asset value per share to certain shareholders of the fund. Class Z shares generally are not available for new accounts. As of the date of this report, the fund did not offer Class T shares for purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC

22

registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Trustees (the “Board”). Investments for which quoted bid prices are

23

NOTES TO FINANCIAL STATEMENTS (continued)

readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2018 in valuing the fund’s investments:

Assets ($)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Investments in Securities:
Municipal Bonds†	-	141,488,547	-	141,488,547

† See Statement of Investments for additional detailed categorizations.

At April 30, 2018, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

24

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2018, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2018, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended April 30, 2018 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At April 30, 2018, the components of accumulated earnings on a tax basis were as follows: undistributed tax-exempt income $135,016, accumulated capital losses $1,143,672 and unrealized appreciation $3,225,244.

25

NOTES TO FINANCIAL STATEMENTS (continued)

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to April 30, 2018. The fund has $755,136 of short-term capital losses and $388,536 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal periods ended April 30, 2018 and April 30, 2017 were as follows: tax-exempt income $4,013,389 and $4,491,042, and ordinary income $0 and $60,172, respectively.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $830 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 4, 2017, the unsecured credit facility with Citibank, N.A. was $810 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2018, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended April 30, 2018, the Distributor retained $89 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2018, Class C shares were charged $6,855 pursuant to the Distribution Plan.

26

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2018, Class A and Class C shares were charged $65,618 and $2,285, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended April 30, 2018, Class Z shares were charged $59,721 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2018, the fund was charged $36,451 for transfer agency services and $2,287 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were offset by earnings credits of $2,287.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2018, the fund was charged $16,756

27

NOTES TO FINANCIAL STATEMENTS (continued)

pursuant to the custody agreement. These fees were partially offset by earnings credits of $14,379.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended April 30, 2018, the fund was charged $773 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credit of $1.

During the period ended April 30, 2018, the fund was charged $12,180 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

The components of “Due to the Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $65,151, Distribution Plan fees $237, Shareholder Services Plan fees $23,177, custodian fees $3,390, Chief Compliance Officer fees $4,214 and transfer agency fees $6,657.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended April 30, 2018, amounted to $15,768,323 and $22,070,295, respectively.

At April 30, 2018, the cost of investments for federal income tax purposes was $138,263,303; accordingly, accumulated net unrealized appreciation on investments was $3,225,244, consisting of $4,941,084 gross unrealized appreciation and $1,715,840 gross unrealized depreciation.

28

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of Dreyfus Massachusetts Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Dreyfus Massachusetts Fund (the “Fund”) (one of the funds constituting Dreyfus State Municipal Bond Funds), including the statement of investments, as of April 30, 2018, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Dreyfus State Municipal Bond Funds) at April 30, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2018, by correspondence with the custodian and others or by other appropriate auditing procedures where replies were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Dreyfus investment companies since at least 1957, but we are unable to determine the specific year.

New York, New York
June 20, 2018

29

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby reports all the dividends paid from investment income-net during its fiscal year ended April 30, 2018 as “exempt-interest dividends” (not subject to regular federal income tax, and for individuals who are Massachusetts residents, Massachusetts personal income taxes). Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends (if any), capital gains distributions (if any) and tax-exempt dividends paid for the 2018 calendar year on Form 1099-DIV which will be mailed in early 2019.

30

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (74)

Chairman of the Board (1995)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1995-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)

No. of Portfolios for which Board Member Serves: 124

———————

Francine J. Bovich (66)

Board Member (2012)

Principal Occupation During Past 5 Years:

• Trustee, The Bradley Trusts, private trust funds (2011-present)

Other Public Company Board Memberships During Past 5 Years:

• Annaly Capital Management, Inc., a real estate investment trust, Director (2014-present)

No. of Portfolios for which Board Member Serves: 72

———————

Peggy C. Davis (75)

Board Member (1990)

Principal Occupation During Past 5 Years:

• Shad Professor of Law, New York University School of Law (1983-present)

No. of Portfolios for which Board Member Serves: 45

———————

Diane Dunst (78)

Board Member (2007)

Principal Occupation During Past 5 Years:

• President of Huntting House Antiques (1999-present)

No. of Portfolios for which Board Member Serves: 14

———————

31

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INDEPENDENT BOARD MEMBERS (continued)

Nathan Leventhal (75)

Board Member (1989)

Principal Occupation During Past 5 Years:

• President Emeritus of Lincoln Center for the Performing Arts (2001-present)

• Chairman of the Avery Fisher Artist Program (1997-2014)

Other Public Company Board Memberships During Past 5 Years:

• Movado Group, Inc., Director (2003-present)

No. of Portfolios for which Board Member Serves: 47

———————

Robin A. Melvin (54)

Board Member (2012)

Principal Occupation During Past 5 Years:

• Co-chairman, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois (2014-present; board member since 2013)

No. of Portfolios for which Board Member Serves: 99

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80. The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Member is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

Clifford L. Alexander, Jr., Emeritus Board Member
Ernest Kafka, Emeritus Board Member
Jay I. Meltzer, Emeritus Board Member
Daniel Rose, Emeritus Board Member

32

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009, Chairman of Dreyfus Transfer, Inc., an affiliate of the Manager and the transfer agent of the funds, since May 2011 and Chief Executive Officer of MBSC Securities Corporation since August 2016. He is an officer of 62 investment companies (comprised of 124 portfolios) managed by the Manager. He is 59 years old and has been an employee of the Manager since February 1988.

BENNETT A. MACDOUGALL, Chief Legal Officer since October 2015.

Chief Legal Officer of the Manager and Associate General Counsel and Managing Director of BNY Mellon since June 2015; from June 2005 to June 2015, he served in various capacities with Deutsche Bank – Asset & Wealth Management Division, including as Director and Associate General Counsel, and Chief Legal Officer of Deutsche Investment Management Americas Inc. from June 2012 to May 2015. He is an officer of 63 investment companies (comprised of 149 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since June 2015.

JAMES BITETTO, Vice President since August 2005 and Secretary since February 2018.

Managing Counsel of BNY Mellon and Secretary of the Manager, and an officer of 63 investment companies (comprised of 149 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since December 1996.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 63 investment companies (comprised of 149 portfolios) managed by the Manager. He is 56 years old and has been an employee of the Manager since June 2000.

SONALEE CROSS, Vice President and Assistant Secretary since March 2018.

Counsel of BNY Mellon since October 2016; Associate at Proskauer Rose LLP from April 2016 to September 2016; Attorney at EnTrust Capital from August 2015 to February 2016; Associate at Sidley Austin LLP from September 2013 until August 2015. She is an officer of 63 investment companies (comprised of 149 portfolios) managed by Dreyfus. She is 30 years old and has been an employee of the Manager since October 2016.

MAUREEN E. KANE, Vice President and Assistant Secretary since April 2015.

Managing Counsel of BNY Mellon since July 2014; from October 2004 until July 2014, General Counsel, and from May 2009 until July 2014, Chief Compliance Officer of Century Capital Management. She is an officer of 63 investment companies (comprised of 149 portfolios) managed by the Manager. She is 56 years old and has been an employee of the Manager since July 2014.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Managing Counsel of BNY Mellon since December 2017; from March 2013 to December 2017 Senior Counsel of BNY Mellon. She is an officer of 63 investment companies (comprised of 149 portfolios) managed by the Manager. She is 42 years old and has been an employee of the Manager since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 63 investment companies (comprised of 149 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since October 1990.

NATALYA ZELENSKY, Vice President and Assistant Secretary since March 2017.

Counsel of BNY Mellon since May 2016; Attorney at Wildermuth Endowment Strategy Fund/Wildermuth Advisory, LLC from November 2015 until May 2016; Assistant General Counsel at RCS Advisory Services from July 2014 until November 2015; Associate at Sutherland, Asbill & Brennan from January 2013 until January 2014. She is an officer of 63 investment companies (comprised of 149 portfolios) managed by Dreyfus. She is 32 years old and has been an employee of the Manager since May 2016.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 63 investment companies (comprised of 149 portfolios) managed by the Manager. He is 59 years old and has been an employee of the Manager since April 1985.

33

OFFICERS OF THE FUND (Unaudited) (continued)

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 63 investment companies (comprised of 149 portfolios) managed by the Manager. He is 59 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 63 investment companies (comprised of 149 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager – Dreyfus Financial Reporting of the Manager, and an officer of 63 investment companies (comprised of 149 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 63 investment companies (comprised of 149 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Fixed Income and Equity Funds of the Manager, and an officer of 63 investment companies (comprised of 149 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager, the Dreyfus Family of Funds and BNY Mellon Funds Trust (63 investment companies, comprised of 149 portfolios). He is 60 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

CARIDAD M. CAROSELLA, Anti-Money Laundering Compliance Officer since January 2016.

Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust since January 2016; from May 2015 to December 2015, Interim Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust and the Distributor; from January 2012 to May 2015, AML Surveillance Officer of the Distributor and from 2007 to December 2011, Financial Processing Manager of the Distributor. She is an officer of 57 investment companies (comprised of 143 portfolios) managed by the Manager. She is 49 years old and has been an employee of the Distributor since 1997.

34

NOTES

35

NOTES

36

NOTES

37

For More Information

Dreyfus State Municipal Bond Funds, Dreyfus Massachusetts Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: PSMAX Class C: PCMAX Class Z: PMAZX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2018 MBSC Securities Corporation 0063AR0418

Dreyfus State Municipal Bond Funds, Dreyfus Pennsylvania Fund

ANNUAL REPORT April 30, 2018

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR  MORE  INFORMATION

Back Cover

Dreyfus State Municipal Bond Funds, Dreyfus Pennsylvania Fund	The Fund

A LETTER FROM THE PRESIDENT OF DREYFUS

Dear Shareholder:

We are pleased to present this annual report for Dreyfus State Municipal Bond Funds, Dreyfus Pennsylvania Fund, covering the 12-month period from May 1, 2017 through April 30, 2018. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Heightened volatility has returned to the financial markets. After a period of unusually mild price swings in 2017, inflation concerns, geopolitical tensions and potential trade disputes caused volatility to increase substantially over the opening months of 2018. As a result, U.S. stocks and bonds either produced flat returns or lost a degree of value over the first four months of the year.

Yet, for the 12-month reporting period overall, stocks across all capitalization ranges posted double-digit returns on the strength of rising corporate earnings, improving global economic conditions, and the passage of tax reform legislation and other government policy reforms. Bonds fared less well over the same time frame, with corporate-backed securities eking out modestly positive total returns while U.S. government securities produced mild losses.

In our judgment, underlying market fundamentals remain strong, characterized by sustained economic growth, a robust labor market and strong consumer and business confidence. We expect these favorable conditions to persist, but we remain aware of economic and political developments that could negatively affect the markets. As always, we encourage you to discuss the risks and opportunities of today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee Laroche-Morris
President
The Dreyfus Corporation
May 15, 2018

2

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from May 1, 2017 through April 30, 2018, as provided by Daniel Rabasco and Thomas Casey, Portfolio Managers

Market and Fund Performance Overview

For the 12-month period ended April 30, 2018, Class A shares of Dreyfus Pennsylvania Fund, a series of Dreyfus State Municipal Bond Funds, produced a total return of 2.44%, Class C shares returned 1.63%, and Class Z shares returned 2.66%.1 In comparison, the Bloomberg Barclays U.S. Municipal Bond Index (the “Index”), the fund’s benchmark index, which is comprised of bonds issued nationally and not solely within Pennsylvania, achieved a total return of 1.56% for the same period.2

Municipal bonds during the reporting period encountered bouts of volatility stemming from rising interest rates and shifting supply-and-demand dynamics in the municipal securities market. The fund outperformed the Index, mainly due to its sector allocation and yield curve strategies.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax and from Pennsylvania state income tax, without undue risk. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds that provide income exempt from federal and Pennsylvania state income taxes. The fund invests at least 70% of its assets in municipal bonds rated, at the time of purchase, investment grade (Baa/BBB or higher) or the unrated equivalent as determined by The Dreyfus Corporation (“Dreyfus”). For additional yield, the fund may invest up to 30% of its assets in municipal bonds rated below investment grade (“high yield” or “junk” bonds) or the unrated equivalent as determined by Dreyfus. The dollar-weighted average maturity of the fund’s portfolio normally exceeds 10 years, but the fund may invest without regard to maturity.

The portfolio managers focus on identifying undervalued sectors and securities and minimize the use of interest-rate forecasting. The portfolio managers select municipal bonds for the fund’s portfolio by using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market; and actively trading among various sectors, such as pre-refunded, general obligation and revenue, based on their apparent relative values. The fund seeks to invest in several of these sectors.

Supply-and-Demand Dynamics Drove Municipal Bonds

Municipal bonds fared well early in the reporting period when a light supply of newly issued bonds was met with solid investor demand. However, in the fall of 2017, the market experienced bouts of volatility amid uncertainty surrounding federal tax reform. Issuers rushed to market before year-end 2017 with a flood of new bonds in reaction to proposals to limit the tax exemption for bonds issued for advanced refunding and private activity purposes. This issuance was met, however, with robust demand from investors worried that the proposals might limit their tax-exempt investment opportunities in the future.

Despite a dearth of new issuance at the start of 2018, heightened market volatility continued through the opening months of the year when lower corporate tax rates dampened demand from banks and insurance companies. Investors also grew concerned that short-term interest rates might climb more than previously expected in an environment of accelerating inflation and ballooning federal budget deficits. The market generally stabilized in March 2018 when inflation fears eased, but municipal bonds continued to lose value in April 2018 around tax time.

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

Yields climbed especially sharply among short-term securities, causing yield differences to narrow along the market’s maturity spectrum. Lower-rated municipal bonds typically outperformed their higher-quality counterparts over the reporting period.

Although credit conditions have remained sound for most issuers, including Pennsylvania, the state recently has relied on non-recurring revenues when balancing its budget and faces pension funding shortfalls.

Higher-Yielding Bonds Supported Fund Results

The fund’s relative performance was bolstered by its sector allocation strategy, including an emphasis on higher-yielding revenue-backed bonds and a commensurately underweighted position in general obligation bonds. Results were particularly favorable from overweighted positions in bonds backed by hospitals, transportation infrastructure, education facilities, and special tax districts. Municipal bonds toward the lower end of the investment-grade spectrum fared especially well. The fund further benefited from overweighted exposure to municipal bonds with maturities in the 10- to 20-year range and underweighted positions in short-term securities.

On the other hand, a relatively long average duration constrained the fund’s results in the rising interest-rate environment, as did underweighted exposure to bonds with 30-year maturities.

A Constructive Investment Posture

While sharply lower corporate tax rates could continue to weigh on demand for municipal bonds from institutional investors, modestly lower personal tax rates seem unlikely to dampen demand from individual investors, and the elimination of tax advantages for states’ and municipalities’ advance refunding activities should support favorable supply-and-demand dynamics. In addition, municipal bonds historically have been less sensitive than U.S. Treasury securities to rising interest rates. Therefore, we have maintained a constructive investment posture, including an emphasis on higher-yielding securities such as lower-rated revenue bonds. We have adjusted the fund’s average maturity to a roughly market-neutral position to protect against the possibility of additional increases in interest rates.

May 15, 2018

1  Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class Z is not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are taxable.

2  Source: Lipper Inc. — The Bloomberg Barclays U.S. Municipal Bond Index covers the U.S.-dollar-denominated long-term, tax-exempt bond market. Investors cannot invest directly in any index.

Bonds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal bonds. Other factors include the general conditions of the municipal bond market, the size of the particular offering, the maturity of the obligation, and the rating of the issue. Changes in economic, business, or political conditions relating to a particular municipal project, municipality, or state in which the fund invests may have an impact on the fund’s share price.

4

FUND PERFORMANCE (Unaudited)

Comparison of change in value of $10,000 investment in Dreyfus State Municipal Bond Funds, Dreyfus Pennsylvania Fund Class A shares, Class C shares and Class Z shares and the Bloomberg Barclays U.S. Municipal Bond Index (the “Index”).

†  Source: Lipper Inc.

Past performance is not predictive of future performance.

The above graph compares a $10,000 investment made in each of the Class A, Class C and Class Z shares of Dreyfus State Municipal Bond Funds, Dreyfus Pennsylvania Fund on 4/30/08 to a $10,000 investment made in the Index on that date. All dividends and capital gain distributions are reinvested.

The fund’s performance shown in the line graph above takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses on all classes. The Index is not limited to investments principally in Pennsylvania municipal obligations. The Index, unlike the fund, covers the U.S.-dollar-denominated long-term tax-exempt bond market. These factors can contribute to the Index potentially outperforming or underperforming the fund. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

5

FUND PERFORMANCE (Unaudited) (continued)

Average Annual Total Returns as of 4/30/18
	1 Year	5 Years	10 Years

Class A shares
with maximum sales charge (4.5%)	-2.17%	1.33%	3.48%
without sales charge	2.44%	2.27%	3.96%
Class C shares
with applicable redemption charge †	0.65%	1.48%	3.17%
without redemption	1.63%	1.48%	3.17%
Class Z shares	2.66%	2.48%	4.18%
Bloomberg Barclays U.S. Municipal Bond Index	1.56%	2.44%	4.24%

†  The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

The performance data quoted represents past performance, which is no guarantee of future results. Share price and investment return fluctuate and an investor’s shares may be worth more or less than original cost upon redemption. Current performance may be lower or higher than the performance quoted. Go to Dreyfus.com for the fund’s most recent month-end returns.

The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In addition to the performance of Class A shares shown with and without a maximum sales charge, the fund’s performance shown in the table takes into account all other applicable fees and expenses on all classes.

6

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus State Municipal Bond Funds, Dreyfus Pennsylvania Fund from November 1, 2017 to April 30, 2018. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2018
	Class A	Class C	Class Z
Expenses paid per $1,000†	$5.04	$8.78	$3.71
Ending value (after expenses)	$994.40	$990.50	$995.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2018
	Class A	Class C	Class Z
Expenses paid per $1,000†	$5.11	$8.90	$3.76
Ending value (after expenses)	$1,019.74	$1,015.97	$1,021.08

†  Expenses are equal to the fund’s annualized expense ratio of 1.02% for Class A, 1.78% for Class C and .75% for Class Z, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

7

STATEMENT OF INVESTMENTS

April 30, 2018

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.5%
Pennsylvania - 97.6%
Adams County Industrial Development Authority, Revenue (Gettysburg College)	5.00	8/15/25	1,000,000		1,058,380
Adams County Industrial Development Authority, Revenue (Gettysburg College)	5.00	8/15/26	1,000,000		1,057,920
Allegheny County, GO	5.00	12/1/31	1,040,000		1,155,481
Allegheny County, GO	5.00	12/1/34	1,000,000		1,103,530
Allegheny County, GO	5.00	12/1/34	3,000,000		3,265,650
Allentown Neighborhood Improvement Zone Development Authority, Tax Revenue (City Center Project)	5.00	5/1/42	1,000,000	[a]	1,060,970
Allentown Neighborhood Improvement Zone Development Authority, Tax Revenue (City Control Project)	5.00	5/1/33	500,000	[a]	536,605
Beaver County Hospital Authority, Revenue (Heritage Valley Health System, Inc.)	5.00	5/15/28	1,575,000		1,681,801
Berks County Industrial Development Authority, Healthcare Facilities Revenue (Highlands at Wyomissing)	5.00	5/15/42	500,000		540,355
Berks County Industrial Development Authority, Healthcare Facilities Revenue (Highlands at Wyomissing)	5.00	5/15/47	600,000		646,062
Berks County Industrial Development Authority, Healthcare Facilities Revenue, Refunding (The Highlands at Wyomissing)	5.00	5/15/38	415,000		449,976
Berks County Industrial Development Authority, Healthcare Facilities Revenue, Refunding (The Highlands at Wyomissing)	5.00	5/15/43	500,000		539,885
Bethlehem Authority, Guaranteed Water Revenue (Insured; Build America Mutual Assurance Company)	5.00	11/15/31	2,000,000		2,180,840
Boyertown Area School District, GO	5.00	10/1/37	2,050,000		2,239,891

8

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.5% (continued)
Pennsylvania - 97.6% (continued)
Bucks County Water and Sewer Authority, Sewer System Revenue (Insured; Assured Guaranty Municipal Corp.)	5.00	12/1/37	500,000		558,985
Canonsburg-Houston Joint Authority, Sewer Revenue	5.00	12/1/40	2,000,000		2,199,580
Centre County Hospital Authority, HR (Mount Nittany Medical Center Project)	5.00	11/15/41	750,000		821,348
Charleroi Area School Authority, School Revenue (Insured; National Public Finance Guarantee Corp.)	0.00	10/1/20	2,000,000	[b]	1,878,200
Clairton Municipal Authority, Sewer Revenue	5.00	12/1/37	2,000,000		2,139,000
Commonwealth Financing Authority of Pennsylvania, Revenue	5.00	6/1/34	1,000,000		1,113,870
Cumberland County Municipal Authority, Revenue (Diakon Lutheran Social Ministries Project)	5.00	1/1/38	1,000,000		1,079,170
Dauphin County General Authority, Health System Revenue (Pinnacle Health System Project)	5.00	6/1/42	3,030,000		3,293,822
Delaware County Authority, Revenue (Cabrini University)	5.00	7/1/42	1,000,000		1,065,760
Delaware County Authority, Revenue (Villanova University)	5.00	8/1/40	2,170,000		2,423,738
Delaware River Joint Toll Bridge Commission, Bridge System Revenue	5.00	7/1/32	1,000,000		1,153,970
Delaware River Port Authority, Revenue	5.00	1/1/30	1,500,000		1,568,460
Delaware River Port Authority, Revenue	5.00	1/1/37	3,000,000		3,285,720
East Hempfield Township Industrial Development Authority, Revenue (Willow Valley Communities Project)	5.00	12/1/39	600,000		653,616
Geisinger Authority, Health System Revenue (Geisinger Health System)	5.00	6/1/41	2,500,000		2,729,475
Lancaster County Hospital Authority, Health Center Revenue (Masonic Villages Project)	5.00	11/1/35	1,000,000		1,098,240
Lancaster County Hospital Authority, Health System Revenue (University of Pennsylvania Health System)	5.00	8/15/42	1,800,000		2,006,370

9

STATEMENT OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.5% (continued)
Pennsylvania - 97.6% (continued)
Lancaster County Hospital Authority, Revenue (Brethren Village Project)	5.13	7/1/37	1,000,000	1,085,550
Montgomery County Higher Education & Health Authority, Revenue (Philadelphia Presbytery Homes Project)	5.00	12/1/47	1,000,000	1,094,520
Montgomery County Industrial Development Authority, Health System Revenue (Jefferson Health System)	5.00	10/1/41	4,000,000	4,246,120
Montgomery County Industrial Development Authority, Retirement Community Revenue (Adult Communities Total Services, Inc. Retirement - Life Communities, Inc. Obligated Group)	5.00	11/15/36	3,200,000	3,544,032
Pennsylvania, CP, Refunding, Ser. A	5.00	7/1/34	1,000,000	1,108,080
Pennsylvania, GO	5.00	10/15/29	4,000,000	4,433,560
Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Revenue (Philadelphia Biosolids Facility Project)	6.25	1/1/32	1,000,000	1,052,480
Pennsylvania Higher Educational Facilities Authority, Health System Revenue (University of Pennsylvania)	5.00	8/15/40	1,500,000	1,670,040
Pennsylvania Higher Educational Facilities Authority, Revenue (Drexel University)	5.00	5/1/35	1,750,000	1,942,045
Pennsylvania Higher Educational Facilities Authority, Revenue (Thomas Jefferson University)	5.00	9/1/30	1,170,000	1,305,849
Pennsylvania Higher Educational Facilities Authority, Revenue (Thomas Jefferson University)	5.00	9/1/45	1,500,000	1,640,340
Pennsylvania Higher Educational Facilities Authority, Revenue (University of the Sciences in Philadelphia)	5.00	11/1/31	1,000,000	1,108,590
Pennsylvania Higher Educational Facilities Authority, Revenue, Refunding (Drexel University)	5.00	5/1/41	1,000,000	1,114,330
Pennsylvania Housing Finance Agency, Capital Fund Securitization Revenue (Insured; Assured Guaranty Municipal Corp.)	5.00	12/1/25	1,210,000	1,213,376

10

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.5% (continued)
Pennsylvania - 97.6% (continued)
Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special Revenue	5.00	12/1/36	3,000,000		3,354,540
Pennsylvania Turnpike Commission, Oil Franchise Tax Senior Revenue	5.00	12/1/32	3,000,000		3,436,230
Pennsylvania Turnpike Commission, Turnpike Revenue	5.00	12/1/36	1,605,000		1,780,956
Pennsylvania Turnpike Commission, Turnpike Revenue	5.00	12/1/42	1,000,000		1,081,420
Pennsylvania Turnpike Commission, Turnpike Revenue	5.00	12/1/43	2,500,000		2,703,025
Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue (Prerefunded)	5.25	6/1/19	65,000	[c]	67,360
Philadelphia, Airport Revenue	5.25	6/15/25	1,500,000		1,589,070
Philadelphia, Airport Revenue	5.00	6/15/35	2,000,000		2,192,820
Philadelphia, Gas Works Revenue	5.00	8/1/31	1,250,000		1,405,625
Philadelphia, Gas Works Revenue	5.00	8/1/32	1,000,000		1,121,050
Philadelphia, Revenue, Refunding	5.00	7/1/47	1,500,000		1,656,450
Philadelphia Authority for Industrial Development, Housing Revenue (Housing-University Square Apartments Project)	5.00	12/1/37	1,250,000		1,346,575
Philadelphia Authority for Industrial Development, HR (The Children's Hospital of Philadelphia Project)	5.00	7/1/42	3,000,000		3,356,730
Philadelphia Authority for Industrial Development, Revenue (Independence Charter School Project)	5.50	9/15/37	1,700,000		1,700,714
Philadelphia Authority for Industrial Development, Revenue (Temple University)	5.00	4/1/45	1,500,000		1,656,450
Philadelphia Authority for Industrial Development, Revenue (Thomas Jefferson University)	5.00	9/1/47	1,000,000		1,101,080
Philadelphia Hospitals and Higher Education Facilities Authority, HR (The Children's Hospital of Philadelphia Project)	5.00	7/1/25	1,800,000		1,960,668

11

STATEMENT OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.5% (continued)
Pennsylvania - 97.6% (continued)
Philadelphia Housing Authority, Capital Fund Program Revenue (Insured; Assured Guaranty Municipal Corp.)	5.00	12/1/21	1,685,000		1,689,920
Philadelphia School District, GO	5.00	9/1/38	1,000,000		1,099,940
Philadelphia School District, GO	5.00	9/1/43	1,000,000		1,102,590
Philadelphia School District, GO (Prerefunded)	6.00	9/1/18	5,000	[c]	5,069
Philadelphia School District, GO (Prerefunded)	6.00	9/1/18	25,000	[c]	25,345
Philadelphia School District, GO (Prerefunded)	6.00	9/1/18	5,000	[c]	5,069
Philadelphia School District, GO (Prerefunded)	6.00	9/1/18	5,000	[c]	5,069
Pittsburgh, GO (Insured; Build America Mutual Assurance Company)	5.00	9/1/30	1,585,000		1,771,317
Pittsburgh Urban Redevelopment Authority, MFHR (West Park Court Project) (Collateralized; GNMA)	4.90	11/20/47	1,170,000		1,176,540
Pocono Mountains Industrial Park Authority, HR (Saint Luke's Hospital - Monroe Project)	5.00	8/15/40	1,795,000		1,930,469
Reading Area Water Authority, Water Revenue	5.00	12/1/31	2,000,000		2,157,360
State Public School Building Authority, College Revenue (Montgomery County Community College)	5.00	5/1/38	1,115,000		1,210,767
State Public School Building Authority, School Revenue (The School District of the City of Harrisburg Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	12/1/32	2,000,000		2,260,200
Susquehanna Area Regional Airport Authority, Systems Revenue	4.00	1/1/33	1,300,000		1,305,993
West Shore Area Authority, Revenue (Holy Spirit Hospital of the Sisters of Christian Charity Project)	6.00	1/1/26	995,000		1,097,714
Westmoreland County Industrial Development Authority, Health System Revenue (Excela Health Project)	5.00	7/1/25	1,390,000		1,458,805

12

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.5% (continued)
Pennsylvania - 97.6% (continued)
Westmoreland County Municipal Authority, Municipal Service Revenue (Insured; Build America Mutual Assurance Company)	5.00	8/15/26	1,000,000	1,151,160
Westmoreland County Municipal Authority, Municipal Service Revenue (Insured; Build America Mutual Assurance Company)	5.00	8/15/42	1,000,000	1,108,570
Wilkes-Barre Finance Authority, Revenue (University of Scranton)	5.00	11/1/34	1,000,000	1,096,090
York County, GO	5.00	6/1/31	1,500,000	1,692,225
				128,006,557
U.S. Related - .9%
Puerto Rico Highway & Transportation Authority, Highway Revenue (Insured; Assured Guaranty Municipal Corp.)	5.25	7/1/34	1,000,000	1,112,340
Total Investments (cost $127,284,681)			98.5%	129,118,897
Cash and Receivables (Net)			1.5%	2,032,663
Net Assets			100.0%	131,151,560

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2018, these securities were valued at $1,597,575 or 1.22% of net assets.

b Security issued with a zero coupon. Income is recognized through the accretion of discount.

c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

13

STATEMENT OF INVESTMENTS (continued)

Portfolio Summary (Unaudited) †	Value (%)
Health Care	26.9
Education	19.6
Transportation Services	17.4
Utility-Water and Sewer	9.6
City	5.7
County	4.2
Housing	4.1
State/Territory	3.4
Utility-Electric	1.9
Special Tax	1.7
Industrial	.4
Prerefunded	.1
Other	3.5
98.5

† Based on net assets.

See notes to financial statements.

14

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option Tax-Exempt Receipts	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

15

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2018

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	127,284,681	129,118,897
Cash		941,066
Interest receivable		1,883,522
Prepaid expenses		17,782
		131,961,267
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		91,897
Payable for investment securities purchased		540,875
Payable for shares of Beneficial Interest redeemed		95,916
Accrued expenses		81,019
		809,707
Net Assets ($)		131,151,560
Composition of Net Assets ($):
Paid-in capital		128,619,146
Accumulated net realized gain (loss) on investments		698,198
Accumulated net unrealized appreciation (depreciation) on investments		1,834,216
Net Assets ($)		131,151,560

Net Asset Value Per Share	Class A	Class C	Class Z
Net Assets ($)	92,963,862	2,511,372	35,676,326
Shares Outstanding	5,869,818	158,500	2,253,173
Net Asset Value Per Share ($)	15.84	15.84	15.83

See notes to financial statements.

16

STATEMENT OF OPERATIONS

Year Ended April 30, 2018

Investment Income ($):
Interest Income	5,065,115
Expenses:
Management fee—Note 3(a)	775,453
Shareholder servicing costs—Note 3(c)	331,891
Professional fees	87,358
Registration fees	35,366
Distribution fees—Note 3(b)	25,755
Trustees’ fees and expenses—Note 3(d)	11,391
Prospectus and shareholders’ reports	10,356
Loan commitment fees—Note 2	3,013
Custodian fees—Note 3(c)	761
Miscellaneous	37,407
Total Expenses	1,318,751
Less—reduction in fees due to earnings credits—Note 3(c)	(2,642)
Net Expenses	1,316,109
Investment Income—Net	3,749,006
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	1,708,332
Net unrealized appreciation (depreciation) on investments	(1,750,329)
Net Realized and Unrealized Gain (Loss) on Investments	(41,997)
Net Increase in Net Assets Resulting from Operations	3,707,009

See notes to financial statements.

17

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended April 30,
	2018	2017
Operations ($):
Investment income—net	3,749,006	4,606,428
Net realized gain (loss) on investments	1,708,332	3,017,596
Net unrealized appreciation (depreciation) on investments	(1,750,329)	(7,914,079)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,707,009	(290,055)
Distributions to Shareholders from ($):
Investment income—net:
Class A	(2,563,188)	(2,927,140)
Class C	(63,199)	(98,594)
Class Z	(1,140,881)	(1,534,594)
Net realized gain on investments:
Class A	(1,641,607)	(639,061)
Class C	(46,604)	(30,679)
Class Z	(641,354)	(311,957)
Total Distributions	(6,096,833)	(5,542,025)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	3,753,933	3,989,659
Class C	45,617	584,990
Class Z	1,892,275	2,189,496
Distributions reinvested:
Class A	3,646,266	3,067,576
Class C	104,248	112,879
Class Z	1,487,568	1,570,391
Cost of shares redeemed:
Class A	(12,912,360)	(10,901,558)
Class C	(2,063,776)	(987,273)
Class Z	(16,645,621)	(3,921,477)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(20,691,850)	(4,295,317)
Total Increase (Decrease) in Net Assets	(23,081,674)	(10,127,397)
Net Assets ($):
Beginning of Period	154,233,234	164,360,631
End of Period	131,151,560	154,233,234
Undistributed investment income—net	-	23,563

18

	Year Ended April 30,
	2018	2017
Capital Share Transactions (Shares):
Class Aa
Shares sold	230,657	240,443
Shares issued for distributions reinvested	224,710	187,316
Shares redeemed	(792,248)	(664,686)
Net Increase (Decrease) in Shares Outstanding	(336,881)	(236,927)
Class Ca
Shares sold	2,763	35,585
Shares issued for distributions reinvested	6,414	6,903
Shares redeemed	(125,805)	(60,647)
Net Increase (Decrease) in Shares Outstanding	(116,628)	(18,159)
Class Z
Shares sold	116,175	133,139
Shares issued for distributions reinvested	91,659	95,907
Shares redeemed	(1,024,163)	(239,281)
Net Increase (Decrease) in Shares Outstanding	(816,329)	(10,235)

[a]During the period ended April 30, 2018, 9,688 Class C shares representing $160,057 were automatically converted to 9,695 Class A shares.
See notes to financial statements.

19

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Class A Shares	Year Ended April 30,
	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	16.15	16.74	16.34	16.01	16.88
Investment Operations:
Investment income—net[a]	.43	.47	.51	.51	.56
Net realized and unrealized gain (loss) on investments	(.03)	(.50)	.40	.32	(.85)
Total from Investment Operations	.40	(.03)	.91	.83	(.29)
Distributions:
Dividends from investment income—net	(.43)	(.46)	(.51)	(.50)	(.56)
Dividends from net realized gain on investments	(.28)	(.10)	-	-	(.02)
Total Distributions	(.71)	(.56)	(.51)	(.50)	(.58)
Net asset value, end of period	15.84	16.15	16.74	16.34	16.01
Total Return (%)[b]	2.44	(.16)	5.66	5.26	(1.64)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.98	.96	.95	.96	.93
Ratio of net expenses to average net assets	.98	.96	.95	.96	.93
Ratio of net investment income to average net assets	2.62	2.82	3.13	3.11	3.51
Portfolio Turnover Rate	15.24	20.97	12.49	29.84	9.57
Net Assets, end of period ($ x 1,000)	92,964	100,228	107,889	108,258	109,883

a Based on average shares outstanding.

b Exclusive of sales charge.

See notes to financial statements.

20

Class C Shares	Year Ended April 30,
	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	16.15	16.75	16.34	16.02	16.89
Investment Operations:
Investment income—net[a]	.30	.34	.39	.39	.43
Net realized and unrealized gain (loss) on investments	(.03)	(.51)	.40	.31	(.85)
Total from Investment Operations	.27	(.17)	.79	.70	(.42)
Distributions:
Dividends from investment income—net	(.30)	(.33)	(.38)	(.38)	(.43)
Dividends from net realized gain on investments	(.28)	(.10)	-	-	(.02)
Total Distributions	(.58)	(.43)	(.38)	(.38)	(.45)
Net asset value, end of period	15.84	16.15	16.75	16.34	16.02
Total Return (%)[b]	1.63	(.98)	4.93	4.41	(2.40)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.76	1.73	1.72	1.71	1.71
Ratio of net expenses to average net assets	1.76	1.73	1.72	1.71	1.71
Ratio of net investment income to average net assets	1.83	2.05	2.36	2.36	2.73
Portfolio Turnover Rate	15.24	20.97	12.49	29.84	9.57
Net Assets, end of period ($ x 1,000)	2,511	4,445	4,913	4,660	4,414

a Based on average shares outstanding.

b Exclusive of sales charge.

See notes to financial statements.

21

FINANCIAL HIGHLIGHTS (continued)

Class Z Shares	Year Ended April 30,
	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	16.15	16.74	16.33	16.01	16.88
Investment Operations:
Investment income—net[a]	.46	.50	.55	.54	.59
Net realized and unrealized gain (loss) on investments	(.04)	(.49)	.40	.32	(.85)
Total from Investment Operations	.42	.01	.95	.86	(.26)
Distributions:
Dividends from investment income—net	(.46)	(.50)	(.54)	(.54)	(.59)
Dividends from net realized gain on investments	(.28)	(.10)	-	-	(.02)
Total Distributions	(.74)	(.60)	(.54)	(.54)	(.61)
Net asset value, end of period	15.83	16.15	16.74	16.33	16.01
Total Return (%)	2.66	.01	5.95	5.43	(1.43)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.76	.73	.74	.73	.72
Ratio of net expenses to average net assets	.76	.73	.74	.73	.72
Ratio of net investment income to average net assets	2.83	3.05	3.34	3.34	3.71
Portfolio Turnover Rate	15.24	20.97	12.49	29.84	9.57
Net Assets, end of period ($ x 1,000)	35,676	49,560	51,559	51,116	53,133

a Based on average shares outstanding.

See notes to financial statements.

22

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Pennsylvania Fund (the “fund”) is a separate non-diversified series of Dreyfus State Municipal Bond Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek to maximize current income exempt from federal income tax and from Pennsylvania state income tax, without undue risk. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class T and Class Z. Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares ten years after the date of purchase, without the imposition of a sales charge. Class Z shares are sold at net asset value per share to certain shareholders of the fund. Class Z shares generally are not available for new accounts. As of the date of this report, the fund did not offer Class T shares for purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC

23

NOTES TO FINANCIAL STATEMENTS (continued)

registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Trustees (the “Board”). Investments for which quoted bid prices are

24

readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2018 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	129,118,897	-	129,118,897

† See Statement of Investments for additional detailed categorizations.

At April 30, 2018, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

25

NOTES TO FINANCIAL STATEMENTS (continued)

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2018, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2018, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended April 30, 2018 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At April 30, 2018, the components of accumulated earnings on a tax basis were as follows: undistributed tax-exempt income $306,842, undistributed ordinary income $4,502, undistributed capital gains $693,696 and unrealized appreciation $1,834,216.

26

The tax character of distributions paid to shareholders during the fiscal periods ended April 30, 2018 and April 30, 2017 were as follows: tax–exempt income $3,767,268 and $4,560,328, ordinary income $314,873 and $0, and long-term capital gains $2,014,692 and $981,697, respectively.

During the period ended April 30, 2018, as a result of permanent book to tax differences, primarily due to the tax treatment for amortization adjustments, the fund decreased accumulated undistributed investment income-net by $5,301, decreased accumulated net realized gain (loss) on investments by $47,252 and increased paid-in capital by $52,553. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $830 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 4, 2017, the unsecured credit facility with Citibank, N.A. was $810 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2018, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended April 30, 2018, the Distributor retained $706 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2018, Class C shares were charged $25,755 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as

27

NOTES TO FINANCIAL STATEMENTS (continued)

answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2018, Class A and Class C shares were charged $243,632 and $8,585, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended April 30, 2018, Class Z shares were charged $12,385 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2018, the fund was charged $33,742 for transfer agency services and $1,942 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were offset by earnings credits of $1,942.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2018, the fund was charged $761 pursuant to the custody agreement. These fees were partially offset by earnings credits of $699.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain

28

services related to the fund’s check writing privilege. During the period ended April 30, 2018, the fund was charged $643 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credit of $1.

During the period ended April 30, 2018, the fund was charged $12,180 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

The components of “Due to the Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $59,620, Distribution Plan fees $1,555, Shareholder Services Plan fees $19,687, custodian fees $814, Chief Compliance Officer fees $4,214 and transfer agency fees $6,007.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended April 30, 2018, amounted to $21,201,852 and $42,305,414, respectively.

At April 30, 2018, the cost of investments for federal income tax purposes was $127,284,681; accordingly, accumulated net unrealized appreciation on investments was $1,834,216, consisting of $2,891,166 gross unrealized appreciation and $1,056,950 gross unrealized depreciation.

29

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of Dreyfus Pennsylvania Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Dreyfus Pennsylvania Fund (the “Fund”) (one of the funds constituting Dreyfus State Municipal Bond Funds), including the statement of investments, as of April 30, 2018, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Dreyfus State Municipal Bond Funds) at April 30, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2018, by correspondence with the custodian and others or by other appropriate auditing procedures where replies were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Dreyfus investment companies since at least 1957, but we are unable to determine the specific year.

New York, New York
June 20, 2018

30

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby reports all the dividends paid from investment income-net during its fiscal year ended April 30, 2018 as “exempt-interest dividends” (not subject to regular federal income tax, and for individuals who are Pennsylvania residents, Pennsylvania personal income taxes). Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends (if any), capital gains distributions (if any) and tax-exempt dividends paid for the 2018 calendar year on Form 1099-DIV which will be mailed in early 2019. The fund also hereby reports $.0379 per share as a short-term capital gain distribution and $.2425 per share as a long-term capital gain distribution paid on December 28, 2017.

31

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (74)

Chairman of the Board (1995)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1995-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)

No. of Portfolios for which Board Member Serves: 124

———————

Francine J. Bovich (66)

Board Member (2012)

Principal Occupation During Past 5 Years:

• Trustee, The Bradley Trusts, private trust funds (2011-present)

Other Public Company Board Memberships During Past 5 Years:

• Annaly Capital Management, Inc., a real estate investment trust, Director (2014-present)

No. of Portfolios for which Board Member Serves: 72

———————

Peggy C. Davis (75)

Board Member (1990)

Principal Occupation During Past 5 Years:

• Shad Professor of Law, New York University School of Law (1983-present)

No. of Portfolios for which Board Member Serves: 45

———————

Diane Dunst (78)

Board Member (2007)

Principal Occupation During Past 5 Years:

• President of Huntting House Antiques (1999-present)

No. of Portfolios for which Board Member Serves: 14

———————

32

Nathan Leventhal (75)

Board Member (1989)

Principal Occupation During Past 5 Years:

• President Emeritus of Lincoln Center for the Performing Arts (2001-present)

• Chairman of the Avery Fisher Artist Program (1997-2014)

Other Public Company Board Memberships During Past 5 Years:

• Movado Group, Inc., Director (2003-present)

No. of Portfolios for which Board Member Serves: 47

———————

Robin A. Melvin (54)

Board Member (2012)

Principal Occupation During Past 5 Years:

• Co-chairman, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois (2014-present; board member since 2013)

No. of Portfolios for which Board Member Serves: 99

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80. The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Member is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

Clifford L. Alexander, Jr., Emeritus Board Member
Ernest Kafka, Emeritus Board Member
Jay I. Meltzer, Emeritus Board Member
Daniel Rose, Emeritus Board Member

33

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009, Chairman of Dreyfus Transfer, Inc., an affiliate of the Manager and the transfer agent of the funds, since May 2011 and Chief Executive Officer of MBSC Securities Corporation since August 2016. He is an officer of 62 investment companies (comprised of 124 portfolios) managed by the Manager. He is 59 years old and has been an employee of the Manager since February 1988.

BENNETT A. MACDOUGALL, Chief Legal Officer since October 2015.

Chief Legal Officer of the Manager and Associate General Counsel and Managing Director of BNY Mellon since June 2015; from June 2005 to June 2015, he served in various capacities with Deutsche Bank – Asset & Wealth Management Division, including as Director and Associate General Counsel, and Chief Legal Officer of Deutsche Investment Management Americas Inc. from June 2012 to May 2015. He is an officer of 63 investment companies (comprised of 149 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since June 2015.

JAMES BITETTO, Vice President since August 2005 and Secretary since February 2018.

Managing Counsel of BNY Mellon and Secretary of the Manager, and an officer of 63 investment companies (comprised of 149 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since December 1996.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 63 investment companies (comprised of 149 portfolios) managed by the Manager. He is 56 years old and has been an employee of the Manager since June 2000.

SONALEE CROSS, Vice President and Assistant Secretary since March 2018.

Counsel of BNY Mellon since October 2016; Associate at Proskauer Rose LLP from April 2016 to September 2016; Attorney at EnTrust Capital from August 2015 to February 2016; Associate at Sidley Austin LLP from September 2013 until August 2015. She is an officer of 63 investment companies (comprised of 149 portfolios) managed by Dreyfus. She is 30 years old and has been an employee of the Manager since October 2016.

MAUREEN E. KANE, Vice President and Assistant Secretary since April 2015.

Managing Counsel of BNY Mellon since July 2014; from October 2004 until July 2014, General Counsel, and from May 2009 until July 2014, Chief Compliance Officer of Century Capital Management. She is an officer of 63 investment companies (comprised of 149 portfolios) managed by the Manager. She is 56 years old and has been an employee of the Manager since July 2014.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Managing Counsel of BNY Mellon since December 2017; from March 2013 to December 2017 Senior Counsel of BNY Mellon. She is an officer of 63 investment companies (comprised of 149 portfolios) managed by the Manager. She is 42 years old and has been an employee of the Manager since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 63 investment companies (comprised of 149 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since October 1990.

NATALYA ZELENSKY, Vice President and Assistant Secretary since March 2017.

Counsel of BNY Mellon since May 2016; Attorney at Wildermuth Endowment Strategy Fund/Wildermuth Advisory, LLC from November 2015 until May 2016; Assistant General Counsel at RCS Advisory Services from July 2014 until November 2015; Associate at Sutherland, Asbill & Brennan from January 2013 until January 2014. She is an officer of 63 investment companies (comprised of 149 portfolios) managed by Dreyfus. She is 32 years old and has been an employee of the Manager since May 2016.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 63 investment companies (comprised of 149 portfolios) managed by the Manager. He is 59 years old and has been an employee of the Manager since April 1985.

34

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 63 investment companies (comprised of 149 portfolios) managed by the Manager. He is 59 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 63 investment companies (comprised of 149 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager – Dreyfus Financial Reporting of the Manager, and an officer of 63 investment companies (comprised of 149 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 63 investment companies (comprised of 149 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since December 2002.

Senior Accounting Manager – Fixed Income and Equity Funds of the Manager, and an officer of 63 investment companies (comprised of 149 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager, the Dreyfus Family of Funds and BNY Mellon Funds Trust (63 investment companies, comprised of 149 portfolios). He is 60 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

CARIDAD M. CAROSELLA, Anti-Money Laundering Compliance Officer since January 2016.

Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust since January 2016; from May 2015 to December 2015, Interim Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust and the Distributor; from January 2012 to May 2015, AML Surveillance Officer of the Distributor and from 2007 to December 2011, Financial Processing Manager of the Distributor. She is an officer of 57 investment companies (comprised of 143 portfolios) managed by the Manager. She is 49 years old and has been an employee of the Distributor since 1997.

35

NOTES

36

NOTES

37

For More Information

Dreyfus State Municipal Bond Funds, Dreyfus Pennsylvania Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: PTPAX Class C: PPACX Class Z: DPENX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2018 MBSC Securities Corporation 0058AR0418

Item 2.                        Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.                        Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").  Mr. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.                        Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $105,939 in 2017 and $107,529 in 2018.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $33,661 in 2017 and $27,841 in 2018.  These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2017 and $0 in 2018.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $10,386 in 2017 and $9,700 in 2018.  These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.  The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2017 and $0 in 2018.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $1,188 in 2017 and $1,267 in 2018.  These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2017 and $0 in 2018.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration.  The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note. None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $24,512,560 in 2017 and $28,081,041 in 2018.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.                        Audit Committee of Listed Registrants.

                        Not applicable.

 Item 6.                       Investments.

(a)                    Not applicable.

Item 7.            Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.

Item 8.                        Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.            Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.

 Item 10.         Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.          Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.          Exhibits.

(a)(1)    Code of ethics referred to in Item 2.

(a)(2)    Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)    Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus State Municipal Bond Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    June 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    June 27, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    June 27, 2018

EXHIBIT INDEX

(a)(1)    Code of ethics referred to in Item 2.

(a)(2)    Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)